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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund, Evergreen Institutional Mortgage Portfolio and Evergreen U.S. Government Fund for the quarter ended July 31, 2008. These five series have a April 30 fiscal year end.

Date of reporting period: July 31, 2008

Item 1 – Schedule of Investments

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.5%
FIXED-RATE 1.5%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $3,315,557)	$3,312,244	$3,453,677

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.4%
FIXED-RATE 3.4%
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031	2,395,000	2,364,262
Ser. 2647, Class PC, 5.00%, 11/15/2031	2,500,000	2,464,195
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	17,003	18,056
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	2,800,000	2,792,014
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	175,621	185,221

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $7,580,729)		7,823,748

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 17.6%
FIXED-RATE 17.6%
FHLMC:
5.00%, 09/15/2028	210,000	211,737
6.50%, 09/25/2043	103,317	105,223
7.50%, 09/01/2013-08/25/2042	155,764	163,901
9.00%, 12/01/2016	111,128	120,138
9.50%, 12/01/2022	17,207	18,998
FHLMC 30 year:
5.00%, TBA #	13,045,000	12,349,949
5.50%, TBA #	2,095,000	2,048,189
FNMA:
5.70%, 11/01/2011	5,442,608	5,636,202
6.27%, 02/01/2011	3,319,629	3,428,631
6.45%, 09/01/2016	1,736,423	1,823,508
6.80%, 08/01/2009 ##	2,965,808	3,013,314
7.87%, 07/01/2026 ##	2,989,466	3,437,363
9.00%, 02/01/2025-09/01/2030	164,026	180,317
10.00%, 09/01/2010-04/01/2021	81,533	90,934
FNMA 15 year:
4.50%, TBA #	5,965,000	5,717,083
5.00%, TBA #	620,000	608,859
GNMA:
8.00%, 03/15/2022-08/15/2024	57,838	63,168
8.25%, 05/15/2020	54,362	59,318
8.50%, 09/15/2024-01/15/2027	27,534	30,330
9.00%, 12/15/2019	57,596	63,064
9.50%, 09/15/2019	11,959	13,278
10.00%, 01/15/2019-03/15/2020	28,935	32,790
GNMA 30 year, 6.00%, TBA #	1,250,000	1,263,476

Total Agency Mortgage-Backed Pass Through Securities (cost $39,991,014)		40,479,770

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
FIXED-RATE 0.7%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	155,527	156,371
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	1,392,821	1,359,484

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $1,470,824)		1,515,855

ASSET-BACKED SECURITIES 2.5%
Acacia CDO, Ltd.:
Ser. 5A, Class E, FRN, 5.60%, 11/08/2039 144A + 1	3,000,000	225,000
Ser. 10A, Class C, FRN, 3.98%, 09/07/2046 144A	1,000,000	50,000
C-Bass, Ltd., Ser. 13A, Class D, FRN, 5.16%, 03/17/2040 144A	1,735,000	157,018
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	2,000,000	1,268,450

1

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Deutsche Alt-A Securities, NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A + 1	$375,475	$7,510
GSAA Home Equity Trust, Ser. 2007-5, Class 1AV1, FRN, 2.56%, 03/25/2047	51,159	44,042
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	2,500,000	1,782,056
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 4.29%, 07/07/2040 144A	2,618,350	1,419,957
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	1,078,000	906,315

Total Asset-Backed Securities (cost $9,789,428)		5,860,348

COMMERCIAL MORTGAGE-BACKED SECURITIES 16.9%
FIXED-RATE 13.4%
American Home Mtge. Investment Trust:
Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	2,000,000	1,411,180
Ser. 2005-2, Class LV-A, 5.66%, 08/25/2035	1,414,357	940,737
Banc of America Comml. Mtge. Securities, Inc., Ser. 2007-01, Class A4, 5.45%, 01/15/2049	245,000	223,524
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,065,598
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B6, 4.75%, 09/25/2018	224,219	141,964
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class C, 5.70%, 07/10/2017	855,000	598,620
Commercial Mtge. Pass-Through Cert., Ser. 2007-C9, Class B, 5.82%, 12/10/2049	910,000	652,904
Crown Castle Towers, LLC, Ser. 2006-1A, Class C, 5.47%, 11/15/2036 144A	1,920,000	1,574,150
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.70%, 12/10/2049	2,500,000	1,763,397
Greenwich Capital Comml. Funding Corp., Ser. 2004-GG1, Class A7, 5.32%, 06/10/2036	4,000,000	3,899,316
GS Mtge. Securities Corp.:
Ser. 2007-GG10, Class AM, 5.80%, 08/10/2045	2,700,000	2,407,787
Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	3,665,000	3,600,577
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	2,851,438	2,827,913
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	1,000,000	738,928
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	2,360,000	2,176,909
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	3,045,000	2,991,651
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035 144A	1,042,000	812,625
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	1,085,000	1,097,554

		30,925,334

FLOATING-RATE 3.5%
Capmark, Ltd., Ser. 2006-7A, Class B, 2.83%, 08/20/2036 144A	500,000	317,540
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.72%, 03/15/2049	450,000	374,693
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.55%, 02/15/2039	2,835,000	2,574,664
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19, Class A4, 5.75%, 02/12/2049	2,105,000	1,960,639
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.88%, 05/25/2036 144A	423,610	149,585
Morgan Stanley Capital I, Inc., Ser. 2007-IQ15, Class A4, 5.88%, 06/11/2049	2,750,000	2,591,224

		7,968,345

Total Commercial Mortgage-Backed Securities (cost $43,125,906)		38,893,679

CORPORATE BONDS 26.8%
CONSUMER DISCRETIONARY 2.9%
Auto Components 0.1%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	110,000	83,600
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	60,000	60,750

		144,350

Automobiles 0.0%
General Motors Corp., 6.75%, 12/01/2014	15,000	8,602

Diversified Consumer Services 0.0%
Sotheby’s, 7.75%, 06/15/2015 144A	45,000	44,615

2

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure 0.3%
Boyd Gaming Corp., 7.75%, 12/15/2012 ρ	$55,000	$45,925
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	70,000	62,125
8.125%, 05/15/2011 ρ	20,000	15,100
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	80,000	58,800
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	220,000	154,000
MGM MIRAGE, 8.50%, 09/15/2010	15,000	14,512
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	5,000	4,800
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	74,000	76,590
Seneca Gaming Corp., 7.25%, 05/01/2012	40,000	36,700
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	105,000	85,575
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	50,000	51,125

		605,252

Household Durables 0.2%
Centex Corp.:
4.875%, 08/15/2008	50,000	49,937
5.80%, 09/15/2009 ρ	65,000	63,375
D.R. Horton, Inc.:
4.875%, 01/15/2010	25,000	23,125
5.00%, 01/15/2009	75,000	73,875
8.00%, 02/01/2009	35,000	35,000
9.75%, 09/15/2010	35,000	34,869
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	20,000	17,500
6.50%, 01/15/2014	15,000	9,525
11.50%, 05/01/2013 144A	5,000	5,088
KB Home, 8.625%, 12/15/2008	15,000	15,113
Lennar Corp.:
5.125%, 10/01/2010	85,000	74,375
7.625%, 03/01/2009	25,000	24,687
Libbey, Inc., FRN, 9.93%, 06/01/2011	90,000	90,900
Meritage Homes Corp., 7.00%, 05/01/2014	45,000	36,225
Pulte Homes, Inc.:
7.875%, 08/01/2011	5,000	4,850
8.125%, 03/01/2011	15,000	14,775

		573,219

Internet & Catalog Retail 0.0%
Ticketmaster, 10.75%, 08/01/2016 144A	30,000	31,200

Media 0.7%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	20,000	19,250
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	20,000	19,150
10.875%, 09/15/2014 144A	185,000	193,325
CSC Holdings, Inc., 7.625%, 04/01/2011	80,000	79,500
Idearc, Inc., 8.00%, 11/15/2016	165,000	75,900
Lamar Media Corp.:
6.625%, 08/15/2015 ρ	5,000	4,525
7.25%, 01/01/2013	10,000	9,600
Mediacom, LLC, 7.875%, 02/15/2011	20,000	18,700
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	100,000	74,500
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	20,000	20,050
Time Warner, Inc., 7.625%, 04/15/2031	1,100,000	1,093,242

		1,607,742

3

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.9%
Kohl’s Corp., 6.875%, 12/15/2037	$575,000	$505,930
Macy’s, Inc.:
6.375%, 03/15/2037	700,000	530,085
7.45%, 09/15/2011	500,000	501,350
7.875%, 07/15/2015	20,000	19,909
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 ρ	35,000	34,475
Target Corp., 6.50%, 10/15/2037 ρ	450,000	433,735

		2,025,484

Specialty Retail 0.6%
AutoZone, Inc.:
6.50%, 01/15/2014	15,000	15,135
7.125%, 08/01/2018	15,000	15,290
Best Buy Co., Inc., 6.75%, 07/15/2013 144A	15,000	15,253
Home Depot, Inc., 5.875%, 12/16/2036	1,530,000	1,213,383
Payless ShoeSource, Inc., 8.25%, 08/01/2013	130,000	117,650

		1,376,711

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011 ρ	245,000	236,425

CONSUMER STAPLES 0.2%
Food & Staples Retailing 0.0%
Ingles Markets, Inc., 8.875%, 12/01/2011	40,000	40,700
Rite Aid Corp., 10.375%, 07/15/2016 ρ	25,000	23,313

		64,013

Food Products 0.1%
Del Monte Foods Co.:
6.75%, 02/15/2015 ρ	35,000	32,900
8.625%, 12/15/2012	55,000	56,512
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	60,000	51,000
8.375%, 05/01/2017 ρ	10,000	7,700
Smithfield Foods, Inc., 7.75%, 07/01/2017	10,000	8,600

		156,712

Household Products 0.1%
American Achievement Corp., 8.25%, 04/01/2012 144A	140,000	137,200
Church & Dwight Co., 6.00%, 12/15/2012	10,000	9,750

		146,950

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	115,000	94,875

ENERGY 2.2%
Energy Equipment & Services 0.2%
Bristow Group, Inc., 7.50%, 09/15/2017	50,000	49,500
GulfMark Offshore, Inc., 7.75%, 07/15/2014	55,000	54,450
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	140,000	134,750
Parker Drilling Co., 9.625%, 10/01/2013	90,000	94,500
PHI, Inc., 7.125%, 04/15/2013	120,000	114,000

		447,200

Oil, Gas & Consumable Fuels 2.0%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	210,000	202,912
7.25%, 12/15/2018	10,000	9,850

4

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
El Paso Corp.:
7.00%, 06/15/2017	$5,000	$5,031
7.25%, 06/01/2018	20,000	19,900
7.75%, 01/15/2032	5,000	4,995
EnCana Corp., 6.625%, 08/15/2037	1,225,000	1,199,330
Encore Acquisition Co.:
6.00%, 07/15/2015	55,000	50,050
6.25%, 04/15/2014	30,000	28,275
Exco Resources, Inc., 7.25%, 01/15/2011 ρ	105,000	104,475
Ferrellgas Partners, LP, 6.75%, 05/01/2014	75,000	63,750
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	150,000	150,750
Forest Oil Corp.:
7.25%, 06/15/2019 144A	35,000	33,075
7.25%, 06/15/2019	30,000	28,350
Frontier Oil Corp., 6.625%, 10/01/2011 ρ	30,000	29,250
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,125,000	1,144,125
Newfield Exploration Co.:
6.625%, 04/15/2016	60,000	56,250
7.125%, 05/15/2018	30,000	28,500
Peabody Energy Corp.:
5.875%, 04/15/2016	170,000	162,775
7.875%, 11/01/2026	25,000	25,125
Petrohawk Energy Corp., 7.875%, 06/01/2015 144A	130,000	126,425
Plains Exploration & Production Co.:
7.625%, 06/01/2018	40,000	39,000
7.75%, 06/15/2015	40,000	39,500
Quicksilver Resources, Inc., 7.75%, 08/01/2015 ρ	40,000	39,100
Sabine Pass LNG, LP, 7.25%, 11/30/2013 ρ	200,000	174,000
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	15,000	14,925
Southwestern Energy Co., 7.50%, 02/01/2018 144A	25,000	25,750
Sunoco, Inc., 9.00%, 11/01/2024	500,000	596,840
Tesoro Corp.:
6.50%, 06/01/2017	35,000	29,925
6.625%, 11/01/2015	90,000	79,650
Williams Cos.:
7.125%, 09/01/2011	135,000	141,075
8.125%, 03/15/2012	5,000	5,375

		4,658,333

FINANCIALS 16.1%
Capital Markets 4.9%
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 + 1	3,500,000	3,416,525
E*TRADE Financial Corp.:
12.50%, 11/30/2017	5,000	5,300
12.50%, 11/30/2017 144A	50,000	54,000
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	1,200,000	1,202,629
6.75%, 10/01/2037	1,330,000	1,178,981
Lehman Brothers Holdings, Inc.:
5.625%, 01/24/2013	900,000	842,199
6.875%, 05/02/2018	25,000	23,510
7.00%, 09/27/2027	250,000	221,506
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	1,325,000	1,263,777
7.75%, 05/14/2038	575,000	523,090

5

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley:
5.625%, 01/09/2012	$1,425,000	$1,396,264
5.95%, 12/28/2017	1,125,000	993,415

		11,121,196

Commercial Banks 3.6%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	970,351
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,020,240
National City Corp., 5.80%, 06/07/2017	1,700,000	1,026,356
PNC Financial Services Group, Inc., 8.70%, 12/31/2049 144A	300,000	302,934
SunTrust Banks, Inc., 6.00%, 09/11/2017	1,300,000	1,229,674
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049	800,000	758,703

		8,308,258

Consumer Finance 2.3%
American Water Capital Corp., 6.09%, 10/15/2017	850,000	816,975
Daimler Financial Services AG, 4.875%, 06/15/2010	100,000	100,194
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	400,000	344,709
5.80%, 01/12/2009	85,000	82,462
7.375%, 10/28/2009	65,000	59,223
9.75%, 09/15/2010	65,000	56,145
General Motors Acceptance Corp., LLC:
6.875%, 09/15/2011	250,000	165,179
6.875%, 08/28/2012	260,000	163,304
7.75%, 01/19/2010	90,000	72,730
8.00%, 11/01/2031	215,000	120,685
FRN, 3.93%, 05/15/2009	185,000	163,769
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,744,277
Sprint Capital Corp., 6.875%, 11/15/2028	1,635,000	1,298,880
Toll Corp.:
8.25%, 02/01/2011	125,000	120,000
8.25%, 12/01/2011	10,000	9,525

		5,318,057

Diversified Financial Services 1.3%
Citigroup, Inc.:
5.50%, 08/27/2012 ρ	650,000	634,683
FRN, 8.40%, 04/29/2049	860,000	737,441
JPMorgan Chase & Co.:
6.40%, 05/15/2038	750,000	693,478
FRN, 7.90%, 12/31/2049	840,000	779,298
Leucadia National Corp.:
7.125%, 03/15/2017	15,000	14,119
8.125%, 09/15/2015	190,000	190,237

		3,049,256

Insurance 0.5%
Prudential Financial, Inc., 6.10%, 06/15/2017 ρ	1,200,000	1,193,520

Real Estate Investment Trusts 3.4%
BRE Properties, Inc., 5.50%, 03/15/2017	2,400,000	2,074,130
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	3,085,131
Colonial Realty, Ltd., 6.25%, 06/15/2014	1,370,000	1,278,239
ERP Operating, LP, 5.75%, 06/15/2017 ρ	1,000,000	901,430
Host Marriott Corp.:
7.125%, 11/01/2013	95,000	87,875
Ser. O, 6.375%, 03/15/2015	5,000	4,375
Ser. Q, 6.75%, 06/01/2016	155,000	133,300

6

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts continued
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	$65,000	$62,563
7.00%, 01/15/2016	100,000	94,000
Ventas, Inc., 7.125%, 06/01/2015	75,000	74,250

		7,795,293

Thrifts & Mortgage Finance 0.1%
Residential Capital, LLC:
8.50%, 05/15/2010 144A	30,000	21,600
9.625%, 05/15/2015 144A	92,000	36,340
Step Bond:
8.125%, 11/21/2008 ††	25,000	23,000
8.375%, 06/30/2010 ††	195,000	61,425

		142,365

HEALTH CARE 1.8%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037	1,500,000	1,440,714

Health Care Providers & Services 1.2%
HCA, Inc., 9.25%, 11/15/2016	345,000	356,213
Humana, Inc., 7.20%, 06/15/2018	65,000	63,184
Omnicare, Inc.:
6.125%, 06/01/2013	180,000	166,050
6.875%, 12/15/2015	75,000	69,000
UnitedHealth Group, Inc., 5.375%, 03/15/2016	1,000,000	936,072
WellPoint, Inc., 6.375%, 06/15/2037	1,300,000	1,158,054

		2,748,573

INDUSTRIALS 0.6%
Aerospace & Defense 0.4%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	45,000	43,537
DRS Technologies, Inc.:
6.625%, 02/01/2016	65,000	65,975
7.625%, 02/01/2018	10,000	10,450
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	600,000	559,500
6.375%, 10/15/2015	185,000	174,825

		854,287

Building Products 0.0%
Ply Gem Industries, Inc., 11.75%, 06/15/2013 144A	20,000	18,000

Commercial Services & Supplies 0.1%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	105,000	95,025
9.25%, 05/01/2021	95,000	100,225
Corrections Corporation of America, 6.25%, 03/15/2013	5,000	4,913
Geo Group, Inc., 8.25%, 07/15/2013	5,000	5,100
Mobile Mini, Inc., 6.875%, 05/01/2015	55,000	47,300

		252,563

Machinery 0.1%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	285,000	243,675

Road & Rail 0.0%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	35,000	24,325
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	25,000	23,062
10.50%, 01/01/2016 ρ	5,000	4,375

7

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail continued
Kansas City Southern:
7.50%, 06/15/2009	$35,000	$35,569
8.00%, 06/01/2015	15,000	15,225

		102,556

Trading Companies & Distributors 0.0%
United Rentals, Inc., 6.50%, 02/15/2012	35,000	31,763

INFORMATION TECHNOLOGY 0.3%
Communications Equipment 0.0%
EchoStar Corp., 7.75%, 05/31/2015	5,000	4,825

Electronic Equipment & Instruments 0.2%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	115,000	110,975
Jabil Circuit, Inc.:
5.875%, 07/15/2010	140,000	137,200
8.25%, 03/15/2018	260,000	260,000
Sanmina-SCI Corp., 8.125%, 03/01/2016	25,000	22,375

		530,550

IT Services 0.1%
First Data Corp., 9.875%, 09/24/2015 144A ρ	40,000	35,450
Lender Processing Services, Inc., 8.125%, 07/01/2016 144A	40,000	40,150
SunGard Data Systems, Inc., 4.875%, 01/15/2014	85,000	75,862
Unisys Corp., 6.875%, 03/15/2010	50,000	48,250

		199,712

Semiconductors & Semiconductor Equipment 0.0%
Freescale Semiconductor, Inc., 9.125%, 12/15/2014	15,000	12,225
Spansion, Inc., FRN, 5.81%, 06/01/2013 144A	80,000	56,400

		68,625

MATERIALS 0.8%
Chemicals 0.3%
Airgas, Inc., 7.125%, 10/01/2018 144A	5,000	5,038
ARCO Chemical Co.:
9.80%, 02/01/2020 ρ	85,000	63,325
10.25%, 11/01/2010	10,000	10,050
Huntsman, LLC:
7.375%, 01/01/2015	15,000	13,950
11.625%, 10/15/2010	95,000	99,037
Koppers Holdings, Inc.:
9.875%, 10/15/2013	10,000	10,538
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	95,000	85,975
Millenium America, Inc., 7.625%, 11/15/2026	95,000	55,575
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	35,000	31,150
10.125%, 12/01/2014 ρ	105,000	92,400
Mosaic Co.:
7.30%, 01/15/2028	55,000	53,075
7.875%, 12/01/2016 144A	80,000	84,400
Tronox Worldwide, LLC, 9.50%, 12/01/2012	130,000	81,250

		685,763

Construction Materials 0.1%
CPG International, Inc.:
10.50%, 07/01/2013	145,000	115,275
FRN, 9.90%, 07/01/2012	35,000	27,125
CRH America, Inc., 8.125%, 07/15/2018	25,000	25,288

		167,688

8

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 0.2%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014 ρ	$28,000	$22,540
Exopack Holding Corp., 11.25%, 02/01/2014	135,000	120,825
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	95,000	91,200
9.50%, 08/15/2013 ρ	20,000	18,700
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 ρ	120,000	106,500

		359,765

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	15,000	15,657
8.375%, 04/01/2017	140,000	146,876
PNA Group, Inc., 10.75%, 09/01/2016	45,000	53,663

		216,196

Paper & Forest Products 0.1%
Georgia Pacific Corp.:
8.125%, 05/15/2011	55,000	54,450
8.875%, 05/15/2031	65,000	59,800
International Paper Co., 7.95%, 06/15/2018	125,000	124,509
Verso Paper Holdings, LLC, 9.125%, 08/01/2014	125,000	112,500

		351,259

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.1%
Citizens Communications Co., 7.875%, 01/15/2027	50,000	44,250
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A ρ	25,000	25,000
Qwest Corp.:
6.50%, 06/01/2017	50,000	41,375
7.50%, 06/15/2023	35,000	28,875
7.875%, 09/01/2011	130,000	128,700
8.875%, 03/15/2012	60,000	60,150

		328,350

Wireless Telecommunication Services 1.0%
AT&T Wireless, 8.125%, 05/01/2012	1,600,000	1,757,083
Centennial Communications Corp., 8.125%, 02/01/2014 ρ	65,000	65,975
Cricket Communications, Inc., 9.375%, 11/01/2014	65,000	64,025
Rural Cellular Corp., 8.25%, 03/15/2012	145,000	148,987
Sprint Nextel Corp.:
6.90%, 05/01/2019	55,000	46,972
Ser. D, 7.375%, 08/01/2015	115,000	88,605
Ser. F, 5.95%, 03/15/2014	50,000	38,042

		2,209,689

UTILITIES 0.8%
Electric Utilities 0.8%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	165,000	174,075
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	288,000	335,520
CMS Energy Corp.:
6.55%, 07/17/2017	10,000	9,670
8.50%, 04/15/2011 ρ	15,000	15,908
Edison Mission Energy, 7.00%, 05/15/2017	5,000	4,750
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	130,000	134,550
11.25%, 11/01/2017 144A	70,000	69,650
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	43,843	49,433
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	220,000	221,100

9

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
NRG Energy, Inc., 7.375%, 02/01/2016	$185,000	$179,913
Orion Power Holdings, Inc., 12.00%, 05/01/2010	215,000	232,738
PNM Resources, Inc., 9.25%, 05/15/2015	15,000	15,356
Public Service Company of New Mexico, 13.00%, 04/01/2015	20,000	20,327
Reliant Energy, Inc.:
6.75%, 12/15/2014	230,000	235,750
7.875%, 06/15/2017 ρ	5,000	4,850

		1,703,590

Independent Power Producers & Energy Traders 0.0%
AES Corp.:
8.00%, 10/15/2017	5,000	4,950
8.00%, 06/01/2020 144A	30,000	29,025

		33,975

Total Corporate Bonds (cost $66,149,299)		61,701,746

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 3.6%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	170,000	264,996

CONSUMER STAPLES 0.2%
Beverages 0.0%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	50,000	98,847

Food & Staples Retailing 0.2%
Carrefour SA, 3.625%, 05/06/2013 EUR	250,000	362,689

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
GAZPROM OAO, 6.58%, 10/31/2013 GBP	65,000	117,861

FINANCIALS 2.7%
Capital Markets 0.1%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	65,000	121,738
Morgan Stanley, 5.375%, 11/14/2013 GBP	100,000	178,218

		299,956

Commercial Banks 1.2%
Bayerische Landesbank, 10.00%, 03/31/2010 PLN	270,000	136,616
HBOS plc, 4.125%, 01/25/2010 CAD	600,000	584,532
KfW Bankengruppe, 6.00%, 02/14/2012 RUB	5,450,000	224,884
Kreditanstalt für Wiederaufbau:
4.95%, 10/14/2014 CAD	470,000	480,609
6.00%, 07/15/2009 NZD	585,000	423,550
Landwirtschaftliche Rentenbank:
4.375%, 11/27/2017 EUR	150,000	228,045
5.75%, 01/21/2015 AUD	610,000	535,077

		2,613,313

Consumer Finance 0.6%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	250,000	402,821
BMW Finance Corp., 4.25%, 01/22/2014 EUR	300,000	441,898
Toyota Motor Credit Corp., 5.125%, 01/17/2012 GBP	205,000	399,674
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	50,000	89,186

		1,333,579

10

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 0.4%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	100,000	$176,135
European Investment Bank:
3.625%, 10/15/2013 EUR	70,000	104,168
6.00%, 07/15/2009 NZD	450,000	325,808
General Electric Capital Corp., 3.375%, 02/08/2012 EUR	250,000	370,581

		976,692

Thrifts & Mortgage Finance 0.4%
Nykredit, 5.00%, 10/01/2038 DKK	2,338,504	449,883
Totalkredit, FRN, 5.36%, 01/01/2015 DKK	2,423,275	503,757

		953,640

INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	70,000	103,387

Machinery 0.0%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	50,000	68,880

MATERIALS 0.1%
Containers & Packaging 0.1%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	70,000	98,750

Metals & Mining 0.0%
New World Resources NV, 7.375%, 05/15/2015 EUR	60,000	83,708

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
France Telecom, 7.50%, 03/14/2011 GBP	270,000	550,855

UTILITIES 0.1%
Multi-Utilities 0.1%
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	200,000	281,342

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $7,852,628)		8,208,495

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 4.2%
Australia:
6.00%, 05/01/2012 AUD	400,000	366,024
6.00%, 10/14/2015 AUD	670,000	602,249
Brazil:	60,000	98,672
7.375%, 02/03/2015 EUR	350,000	202,955
10.25%, 01/10/2028 BRL	60,000	98,672
Canada, 5.125%, 06/03/2014 CAD	140,000	144,788
Colombia, 11.50%, 05/31/2011 EUR	50,000	87,958
Denmark, 4.00%, 11/15/2017 DKK	2,900,000	577,420
France, 4.25%, 04/25/2019 EUR	755,000	1,146,829
Korea, 5.25%, 03/10/2027 KRW	465,000,000	426,757
Malaysia:
3.83%, 09/28/2011 MYR	1,450,000	443,639
3.87%, 04/13/2010 MYR	650,000	199,760
Mexico:
4.25%, 06/16/2015 EUR	100,000	140,791
5.50%, 02/17/2020 EUR	320,000	468,887
8.00%, 12/07/2023 MXN	5,200,000	473,680
10.00%, 12/05/2024 MXN	2,015,000	217,247
Morocco, 5.375%, 06/27/2017 EUR	65,000	92,616
Netherlands, 4.00%, 07/15/2016 EUR	690,000	1,041,941
Norway, 5.00%, 05/15/2015 NOK	3,900,000	767,684

11

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
Philippines, 6.25%, 03/15/2016 EUR	200,000	$287,599
Singapore, 4.375%, 01/15/2009 SGD	595,000	442,569
South Africa, 5.25%, 05/16/2013 EUR	100,000	148,102
Sweden, 5.25%, 03/15/2011 SEK	2,700,000	454,121
Turkey, 4.75%, 07/06/2012 EUR	290,000	433,171
Ukraine, 4.95%, 10/13/2015 EUR	50,000	61,011
United Kingdom, 5.00%, 03/07/2012 GBP	220,000	439,373

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $9,457,017)		9,765,843

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.4%
FIXED-RATE 1.4%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	$3,255,000	2,917,736
Harborview NIM Corp., Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A + 1	494,797	346,358

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $3,659,889)		3,264,094

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 14.4%
FIXED-RATE 7.6%
Alternative Loan Trust, Ser. 2007-14T2, Class 2, 6.00%, 07/25/2037	1,627,343	754,095
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	1,628,129	1,311,556
CSMC Mtge. Backed Trust, Ser. 2007-4R, Class 1A1, 5.69%, 10/26/2036 144A	405,000	331,525
First Horizon Mtge. Pass Through Trust, Ser. 2007-AR2, Class 2A1, 5.88%, 07/25/2037	2,725,532	2,308,706
GSAA Home Equity Trust, Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	1,287,115	972,754
GSR Mtge. Loan Trust, Ser. 2006-8F, Class 4A3, 6.50%, 09/25/2036	580,000	504,260
Morgan Stanley Capital I, Inc., Ser. 2007-13, Class 5A1, 5.50%, 10/25/2037	3,424,028	2,670,415
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	755,560	578,303
Residential Accredited Loans, Inc., Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	876,391	638,230
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	2,802,411	2,454,036
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.64%, 03/25/2035	2,999,783	2,744,802
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.59%, 07/25/2036	2,387,672	2,156,920

		17,425,602

FLOATING-RATE 6.8%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-7, Class 2A3A, 5.18%, 09/25/2035	2,979,704	2,683,063
Lehman XS Trust, Ser. 2006-18N, Class A5A, 2.65%, 12/25/2036	145,000	79,841
MASTR Adjustable Rate Mtge. Trust, Ser. 2006-OA2, Class 4A1B, 4.73%, 12/25/2046	55,935	33,429
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.89%, 05/25/2046 144A	2,422,016	2,226,002
Merrill Lynch Countrywide Comml. Mtge. Trust, Ser. 2007-8, Class A3, 5.96%, 07/12/2017	3,530,000	3,338,110
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.78%, 07/27/2037	3,434,071	2,742,877
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.71%, 04/25/2037	2,278,076	1,662,686
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR02, Class A1A, 4.23%, 04/25/2046	827,189	514,924
Ser. 2006-AR09, Class 2A, 4.13%, 11/25/2046	51,538	29,564
Ser. 2006-AR17, Class 1A1B, 4.10%, 12/25/2046	2,397,006	1,436,861
Ser. 2007-OA5, Class 1A1B, 4.04%, 06/25/2047	2,148,585	928,578

		15,675,935

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $40,590,733)		33,101,537

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.8%
FIXED-RATE 0.1%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027	281,431	280,627

FLOATING-RATE 0.7%
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B4, 5.99%, 11/19/2034	2,355,409	1,404,262
Ser. 2005-8, Class 2B3, 5.88%, 02/19/2035 + 1	1,070,962	245,679

		1,649,941

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $3,177,818)		1,930,568

12

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ρ	$1,350,000	$1,573,278
U.S. Treasury Notes, 3.875%, 05/15/2018	1,150,000	1,140,477

Total U.S. Treasury Obligations (cost $2,693,299)		2,713,755

YANKEE OBLIGATIONS – CORPORATE 4.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	5,000	5,238

CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	115,000	130,238

Food Products 0.0%
Sadia Overseas, Ltd., 6.875%, 05/24/2017 144A	100,000	98,750

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	55,000	57,888
GAZPROM OAO, 9.625%, 03/01/2013	190,000	209,000
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	395,000	314,025
OPTI Canada, Inc., 7.875%, 12/15/2014	245,000	244,387

		825,300

FINANCIALS 0.9%
Commercial Banks 0.1%
VTB Capital SA, 7.50%, 10/12/2011	120,000	122,698

Consumer Finance 0.1%
Avago Technologies Finance, Ltd., FRN, 8.18%, 06/01/2013	30,000	30,037
Gaz Capital SA, 6.21%, 11/22/2016	100,000	91,635
KazMunaiGaz Finance Sub BV, 8.375%, 07/02/2013 144A	100,000	102,375
NXP Funding, LLC, 5.54%, 10/15/2013	60,000	47,325
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	10,000	8,800
Virgin Media Finance plc, 8.75%, 04/15/2014	15,000	14,063

		294,235

Diversified Financial Services 0.7%
Corporacion Andina De Fomento, 5.75%, 01/12/2017	55,000	52,501
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	175,000	203,875
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033 +	1,000,000	583,770
Ship Finance International, Ltd., 8.50%, 12/15/2013	110,000	111,925
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 4.35%, 01/25/2035 144A	1,000,000	714,560

		1,666,631

INDUSTRIALS 0.1%
Road & Rail 0.1%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	155,000	149,962
9.375%, 05/01/2012	135,000	140,063

		290,025

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Nortel Networks Corp.:
10.125%, 07/15/2013 ρ	165,000	161,906
10.75%, 07/15/2016 144A	5,000	4,925

		166,831

13

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS 0.7%
Metals & Mining 0.7%
ArcelorMittal SA, 5.375%, 06/01/2013 144A	$1,200,000	$1,178,804
Evraz Group SA, 9.50%, 04/24/2018 144A ρ	100,000	97,625
Novelis, Inc., 7.25%, 02/15/2015	260,000	241,800
Vedanta Resource plc, 9.50%, 07/18/2018 144A	100,000	99,500

		1,617,729

Paper & Forest Products 0.0%
Cascades, Inc., 7.25%, 02/15/2013	20,000	17,100
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	60,000	26,400

		43,500

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.5%
Telecom Italia SpA, 6.20%, 07/18/2011	200,000	205,046
Telefonica Emisiones, 7.05%, 06/20/2036 ρ	1,000,000	1,013,874

		1,218,920

Wireless Telecommunication Services 1.1%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	30,000	30,300
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	120,000	119,400
8.875%, 01/15/2015 144A	70,000	69,300
Vimpel Communications:
8.25%, 05/23/2016 144A	100,000	95,750
8.25%, 05/23/2016	100,000	95,750
8.375%, 04/30/2013 144A	15,000	14,698
9.125%, 04/30/2018 144A ρ	100,000	97,959
Vodafone Group plc:
5.625%, 02/27/2017	1,200,000	1,154,177
7.75%, 02/15/2010	700,000	732,001

		2,409,335

UTILITIES 0.2%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	115,000	122,477

Multi-Utilities 0.1%
National Power Corp.:
6.875%, 11/02/2016	200,000	190,113
FRN, 6.89%, 08/23/2011	130,000	135,462

		325,575

Total Yankee Obligations – Corporate (cost $10,021,610)		9,337,482

YANKEE OBLIGATIONS – GOVERNMENT 1.1%
Argentina, 12.25%, 06/19/2018 •	159,188	45,767
Brazil:
7.125%, 01/20/2037	370,000	408,850
8.25%, 01/20/2034	350,000	431,375
Chile, 7.125%, 01/11/2012	125,000	136,588
Colombia:
7.375%, 01/27/2017	100,000	109,750
8.125%, 05/21/2024	175,000	203,875
Emirates of Abu Dhabi, 5.50%, 08/02/2012	200,000	206,036
Indonesia, 6.75%, 03/10/2014	90,000	90,000
Mexico, 8.375%, 01/14/2011	60,000	65,610
Peru:
8.375%, 05/03/2016	200,000	236,000
8.75%, 11/21/2033	35,000	45,675

14

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – GOVERNMENT continued
Russia:
11.00%, 07/24/2018	$55,000	$77,261
Sr. Disc. Note, Step Bond, 7.50%, 03/31/2030 †	147,750	166,457
Turkey, 7.00%, 09/26/2016	200,000	202,500
Venezuela, 10.75%, 09/19/2013	180,000	184,950

Total Yankee Obligations – Government (cost $2,650,080)		2,610,694

	Shares	Value

PREFERRED STOCKS 0.3%
FINANCIALS 0.3%
Diversified Financial Services 0.0%
First Republic Capital Corp., 10.50% 144A	50	47,441

Thrifts & Mortgage Finance 0.3%
Fannie Mae, Ser. S, 8.25% ρ	20,000	335,800
Freddie Mac, Ser. Z, 8.375% ρ	15,000	254,250

		590,050

Total Preferred Stocks (cost $930,855)		637,491

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.0%
INFORMATION TECHNOLOGY 0.0%
Communications Equipment 0.0%
Nortel Networks Corp., 2.125%, 04/15/2014 (cost $21,375)	$30,000	21,375

	Shares	Value

CLOSED-END MUTUAL FUND SHARES 2.2%
Blackrock Core Bond Trust ρ	63,250	727,375
BlackRock Income Opportunity Trust ρ	75,485	725,411
BlackRock Income Trust ρ	80,175	463,411
MFS Charter Income Trust ρ	108,400	893,216
MFS Intermediate Income Trust	143,700	888,066
MFS Multimarket Income Trust	100,954	567,361
Putnam Premier Income Trust	105,043	627,107
Van Kampen Bond Fund ρ	5,325	86,159

Total Closed-End Mutual Fund Shares (cost $5,008,035)		4,978,106

	Principal Amount	Value

LOANS 0.4%
CONSUMER DISCRETIONARY 0.2%
Ford Motor Co., 5.46%, 12/15/2013	$100,000	78,964
Idearc, Inc., FRN, 4.80%, 11/17/2014 <	76,881	57,036
Newsday, N/A, 07/15/2013 <	35,000	34,756
Tropicana Entertainment, LLC., FRN, 10.75%, 01/03/2012 <	190,000	160,966

		331,722

CONSUMER STAPLES 0.0%
Merisant Co., N/A, 01/11/2010 <	55,000	51,584

ENERGY 0.0%
Semgroup Energy Partners, N/A, 07/20/2012 <	50,000	43,597

15

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

LOANS continued
INDUSTRIALS 0.1%
Clarke American Corp., FRN, 5.30%, 02/28/2014	$129,347	$107,192
Neff Corp., FRN, 6.40%, 11/30/2014 <	185,000	129,863

		237,055

MATERIALS 0.1%
Lyondell Chemical Co., 7.00%, 12/20/2014 <	320,000	267,200

UTILITIES 0.0%
Energy Future Holdings Corp., N/A, 10/10/2014 <	485	448

Total Loans (cost $969,946)		931,606

	Shares	Value

SHORT-TERM INVESTMENTS 10.3%
MUTUAL FUND SHARES 10.3%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ ## (cost $23,570,435)	23,570,435	23,570,435

Total Investments (cost $282,026,477) 113.4%		260,800,304
Other Assets and Liabilities (13.4%)		(30,823,282)

Net Assets 100.0%		$229,977,022

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρ	All or a portion of this security is on loan.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

††	The rate shown is the stated rate at the current period end.
∑	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
MYR	Malaysian Ringgit
NIM	Net Interest Margin
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced

16

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

At July 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

09/20/2013	UBS	Motorola, Inc., 6.50%, 09/01/2025	$15,000	3.02%	Quarterly	$50
09/20/2013	UBS	Motorola, Inc., 6.50%, 09/01/2025	20,000	2.97%	Quarterly	109
09/20/2013	Lehman Brothers	Pulte Homes, Inc., 5.25%, 1/15/2014	15,000	3.20%	Quarterly	1
09/20/2013	Deutsche Bank	Pulte Homes, Inc., 5.25%, 1/15/2014	15,000	3.25%	Quarterly	(31)
09/20/2013	Lehman Brothers	Pulte Homes, Inc., 5.25%, 1/15/2014	40,000	2.86%	Quarterly	542

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

09/20/2008	CitiBank	Goldman Sachs, 6.60%, 01/01/2012	$500,000	0.70%	Quarterly	$(283)
09/20/2008	JPMorgan Chase & Co.	Merrill Lynch & Co., Inc., 5.00%, 01/15/2015	500,000	0.80%	Quarterly	(2,464)
09/20/2008	JPMorgan Chase & Co.	Lehman Brothers, 6.625%, 01/18/2012	500,000	1.25%	Quarterly	(3,935)
09/20/2008	Goldman Sachs	Lehman Brothers, 6.625%, 01/18/2012	500,000	0.85%	Quarterly	(4,231)
09/20/2008	CitiBank	Lehman Brothers, 6.625%, 01/18/2012	500,000	1.00%	Quarterly	(4,120)
12/20/2008	Lehman Brothers	Morgan Stanley, 6.60%, 04/01/2012	500,000	1.15%	Quarterly	(4,869)
03/20/2009	Lehman Brothers	AIG, 6.25%, 05/01/2036	750,000	2.25%	Quarterly	(2,237)
03/20/2009	Morgan Stanley	Morgan Stanley, 6.60%, 04/01/2012	500,000	1.75%	Quarterly	(5,884)
03/20/2009	CitiBank	AIG, 6.25%, 05/01/2036	1,000,000	1.55%	Quarterly	(7,379)
09/10/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%, 08/15/2014	500,000	0.75%	Quarterly	(21,167)
06/20/2012	Morgan Stanley	Dow Jones CDX, North American Investment Grade Index	1,000,000	0.35%	Quarterly	(35,781)
09/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%, 08/15/2014	500,000	0.90%	Quarterly	(35,745)
09/20/2013	Lehman Brothers	Centex Corp., 5.25%, 6/15/2015	40,000	3.85%	Quarterly	(1,266)
09/20/2013	Lehman Brothers	Motorola, Inc., 6.05%, 09/01/2025	25,000	2.39%	Quarterly	(687)
09/20/2013	Deutsche Bank	Centex Corp., 5.25%, 6/15/2015	15,000	4.75%	Quarterly	30
09/20/2013	Lehman Brothers	Centex Corp., 5.25%, 6/15/2015	15,000	4.50%	Quarterly	(110)
12/13/2049	UBS	CMBX North America Index	200,000	0.27%	Quarterly	(52,747)
12/13/2049	Deutsche Bank	CMBX AA 3 Index North America Index	30,000	1.47%	Quarterly	(16)
12/25/2049	Goldman Sachs	CMBX AJ 3 Index North America Index	2,025,000	1.47%	Quarterly	9,946
12/25/2049	Goldman Sachs	CMBX AA 3 Index North America Index	600,000	0.27%	Quarterly	(132,377)
12/25/2049	Lehman Brothers	CMBX AA 3 Index North America Index	800,000	1.47%	Quarterly	(35,809)
02/25/2051	Lehman Brothers	CMBX AJ 3 Index North America Index	300,000	1.65%	Quarterly	(23,583)
12/25/2051	Goldman Sachs	CMBX AA 4 Index North America Index AA 4 Index	5,000,000	1.65%	Quarterly	(1,218,712)

17

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)

At July 31, 2008, the Fund had the following open total return swap contracts outstanding:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain (Loss)

08/01/2008	$11,000,000	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index plus 0 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	$ (213,089)
09/01/2008	2,000,000	Agreement dated 08/06/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index plus 125 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(36,660)
09/01/2008	5,000,000	Agreement dated 08/15/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index plus 100 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(92,692)
10/01/2008	5,000,000	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index minus 62 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(99,442)
02/01/2009	9,000,000	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index minus 40 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(177,345)

At July 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

8/5/2008	511,142 EUR	$796,561	$795,000	$1,561
9/10/2008	450,000 EUR	699,930	698,396	1,534
10/1/2008	882,000 EUR	1,370,242	1,385,798	(15,556)
10/15/2008	35,231 EUR	54,696	54,998	(302)

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2008	In Exchange For	U.S. Value at July 31, 2008	Unrealized Gain (Loss)

8/13/2008	79,282,400 JPY	$735,283	400,000 GBP	$791,998	$(56,715)
8/13/2008	6,720,000 JPY	62,323	31,829 GBP	63,021	(698)
8/19/2008	85,150,000 JPY	789,969	1,095,882 NZD	801,989	(12,020)
9/10/2008	182,000,000 JPY	1,690,669	1,110,731 EUR	1,727,631	(36,961)
9/10/2008	435,000 EUR	676,599	347,578 GBP	686,744	(10,145)
10/14/2008	116,910,000 JPY	1,088,199	1,154,849 AUD	1,075,171	13,028
10/22/2008	74,450,000 JPY	693,287	707,700 CAD	690,324	2,963

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

8/5/2008	516,878 EUR	$805,500	$795,000	$(10,500)
9/10/2008	119,879 EUR	186,459	185,000	(1,459)
10/1/2008	882,000 EUR	1,370,242	1,383,796	13,554
10/15/2008	35,231 EUR	54,696	54,873	177

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $282,094,433. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,216,955 and $23,511,084, respectively,with a net unrealized depreciation of $21,294,129.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

18

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. As of July 31, 2008, the Fund had unfunded loan commitments of $418,155.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

As of July 31, 2008, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$31,916,096	$(111,539)
Level 2 – Other Significant Observable Inputs	228,292,171	(2,201,983)
Level 3 – Significant Unobservable Inputs	592,037	0

Total	$260,800,304	$(2,213,522)

*	Other financial instruments include forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of April 30, 2008	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	592,037

Balance as of July 31, 2008	$592,037

20

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 3.26%, 02/08/2047 144A + • ☐ (cost $3,988,000)	$4,000,000	$0

CORPORATE BONDS 62.7%
CONSUMER STAPLES 0.4%
Household Products 0.4%
Church & Dwight Co., 6.00%, 12/15/2012	1,000,000	975,000

ENERGY 9.2%
Energy Equipment & Services 2.0%
Bristow Group, Inc., 7.50%, 09/15/2017	4,300,000	4,257,000
Dresser-Rand Group, Inc., 7.375%, 11/01/2014 ρ	692,000	688,540

		4,945,540

Oil, Gas & Consumable Fuels 7.2%
El Paso Corp., 6.875%, 06/15/2014	2,900,000	2,907,546
McMoRan Exploration Co., 11.875%, 11/15/2014	6,500,000	6,890,000
Peabody Energy Corp.:
5.875%, 04/15/2016	3,675,000	3,518,812
6.875%, 03/15/2013	570,000	578,550
Tesoro Corp., 6.50%, 06/01/2017	3,690,000	3,154,950
Williams Cos., 7.50%, 01/15/2031	925,000	945,813

		17,995,671

FINANCIALS 9.1%
Consumer Finance 0.3%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	852,500

Real Estate Investment Trusts 7.0%
Host Marriott Corp.:
7.125%, 11/01/2013	750,000	693,750
Ser. Q, 6.75%, 06/01/2016	7,638,000	6,568,680
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,000,000	962,500
Rouse Co., LP, 6.75%, 05/01/2013 144A ρ	7,621,000	6,446,627
Saul Centers, Inc., 7.50%, 03/01/2014	3,000,000	2,587,500

		17,259,057

Real Estate Management & Development 1.8%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	5,310,000	4,433,850

INDUSTRIALS 15.1%
Aerospace & Defense 3.7%
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,000,000	1,015,000
7.625%, 02/01/2018 ρ	1,875,000	1,959,375
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	3,470,000	3,235,775
6.375%, 10/15/2015	3,160,000	2,986,200

		9,196,350

Commercial Services & Supplies 2.6%
Allied Waste North America, Inc., 6.875%, 06/01/2017 ρ	6,700,000	6,465,500

Electrical Equipment 4.7%
Baldor Electric Co., 8.625%, 02/15/2017 ρ	9,200,000	9,269,000
Belden, Inc., 7.00%, 03/15/2017	1,200,000	1,143,000
General Cable Corp., 7.125%, 04/01/2017 ρ	1,500,000	1,425,000

		11,837,000

Machinery 4.1%
Actuant Corp., 6.875%, 06/15/2017 ρ	8,300,000	8,113,250
SPX Corp., 7.625%, 12/15/2014 144A	2,000,000	2,047,500

		10,160,750

1

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 3.2%
Electronic Equipment & Instruments 0.9%
Anixter International, Inc., 5.95%, 03/01/2015	$1,500,000	$1,327,500
Itron, Inc., 7.75%, 05/15/2012	1,000,000	1,015,370

		2,342,870

IT Services 2.3%
Iron Mountain, Inc., 6.625%, 01/01/2016 ρ	6,100,000	5,734,000

MATERIALS 10.9%
Chemicals 0.1%
MacDermid, Inc., 9.50%, 04/15/2017 144A	291,000	267,720
Millenium America, Inc., 7.625%, 11/15/2026	165,000	96,525

		364,245

Construction Materials 0.5%
Texas Industries, Inc., 7.25%, 07/15/2013 ρ	1,168,000	1,150,480

Containers & Packaging 5.9%
Ball Corp., 6.625%, 03/15/2018	8,000,000	7,780,000
Crown Holdings, Inc., 7.75%, 11/15/2015 ρ	4,750,000	4,928,125
Greif, Inc., 6.75%, 02/01/2017	2,000,000	1,910,000

		14,618,125

Metals & Mining 4.2%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	240,000	250,519
8.375%, 04/01/2017	235,000	246,542
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	10,000,000	9,900,000

		10,397,061

Paper & Forest Products 0.2%
Glatfelter, 7.125%, 05/01/2016	475,000	470,250

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Qwest Corp., 7.875%, 09/01/2011	1,275,000	1,262,250

UTILITIES 14.3%
Electric Utilities 10.1%
Edison Mission Energy, 7.00%, 05/15/2017	8,020,000	7,619,000
Mirant North America, LLC, 7.375%, 12/31/2013	850,000	854,250
NRG Energy, Inc.:
7.25%, 02/01/2014	250,000	244,375
7.375%, 02/01/2016	1,500,000	1,458,750
7.375%, 01/15/2017	8,000,000	7,740,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,125,000	1,153,125
7.625%, 06/15/2014	6,265,000	6,077,050

		25,146,550

Independent Power Producers & Energy Traders 4.2%
AES Corp., 7.75%, 03/01/2014 ρ	1,125,000	1,122,188
Dynegy, Inc.:
6.875%, 04/01/2011	4,400,000	4,367,000
7.125%, 05/15/2018	3,815,000	3,366,737
8.375%, 05/01/2016	1,450,000	1,446,375

		10,302,300

Total Corporate Bonds (cost $163,545,381)		155,909,349

2

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 0.5%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033 +	$105,000	$61,296

MATERIALS 0.5%
Metals & Mining 0.5%
Novelis, Inc., 7.25%, 02/15/2015	1,375,000	1,278,750

Total Yankee Obligations – Corporate (cost $1,422,560)		1,340,046

	Shares	Value

COMMON STOCKS 25.5%
ENERGY 9.1%
Energy Equipment & Services 3.9%
Cameron International Corp. *	25,000	1,194,000
Halliburton Co. *	35,000	1,568,700
National Oilwell Varco, Inc. *	40,000	3,145,200
Noble Corp. *	6,000	311,220
Pride International, Inc.	65,000	2,519,400
Transocean, Inc. *	7,000	952,210

		9,690,730

Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp. *	8,000	463,280
Consol Energy, Inc. *	12,000	892,680
Devon Energy Corp. *	6,300	597,807
Foundation Coal Holdings, Inc. ρ	14,000	831,600
Hess Corp. *	5,500	557,700
Marathon Oil Corp. *	35,500	1,756,185
Massey Energy Co. *	20,000	1,485,000
Occidental Petroleum Corp. *	10,000	788,300
Patriot Coal Corp.	8,000	1,009,200
Peabody Energy Corp. *	40,000	2,706,000
Tesoro Corp. * r	35,000	540,400
Valero Energy Corp. *	25,000	835,250
XTO Energy, Inc. *	10,000	472,300

		12,935,702

FINANCIALS 2.1%
Real Estate Investment Trusts 2.1%
General Growth Properties, Inc. *	17,000	465,970
Host Hotels & Resorts, Inc. *	110,000	1,442,100
Macerich Co. ρ	5,000	276,650
Mack-Cali Realty Corp. ρ	35,000	1,343,300
Plum Creek Timber Co., Inc. *	25,000	1,218,000
Simon Property Group, Inc. *	5,000	463,150

		5,209,170

HEALTH CARE 1.2%
Life Sciences Tools & Services 1.2%
Millipore Corp. *	3,500	246,225
Thermo Fisher Scientific, Inc. *	45,000	2,723,400

		2,969,625

INDUSTRIALS 4.9%
Building Products 0.8%
Lennox International, Inc. ρ	55,000	1,963,500

3

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 2.7%
Ametek, Inc.	36,000	$1,722,960
Cooper Industries, Inc. *	25,000	1,054,250
General Cable Corp.	50,000	2,881,500
Roper Industries, Inc. ρ	18,000	1,101,240

		6,759,950

Machinery 1.4%
Donaldson Co., Inc.	19,000	857,090
Flowserve Corp.	4,000	533,360
IDEX Corp. ρ	37,000	1,399,710
Joy Global, Inc.	7,000	505,540

		3,295,700

INFORMATION TECHNOLOGY 1.9%
Electronic Equipment & Instruments 1.9%
Amphenol Corp., Class A	100,000	4,767,000

MATERIALS 5.2%
Chemicals 1.9%
CF Industries Holdings, Inc. *	4,200	686,532
FMC Corp.	42,500	3,160,725
Huntsman Corp.	19,570	264,195
Monsanto Co. *	5,000	595,550

		4,707,002

Construction Materials 0.3%
Texas Industries, Inc. ρ	15,200	785,840

Metals & Mining 2.6%
Cleveland-Cliffs, Inc.	25,000	2,710,250
Freeport-McMoRan Copper & Gold, Inc. *	26,000	2,515,500
NuCor Corp. *	5,000	286,100
Steel Dynamics, Inc.	28,000	887,040

		6,398,890

Paper & Forest Products 0.4%
Weyerhaeuser Co. *	20,000	1,069,200

UTILITIES 1.1%
Electric Utilities 0.6%
NRG Energy, Inc.	40,000	1,451,600

Gas Utilities 0.5%
Questar Corp. *	24,000	1,269,120

Total Common Stocks (cost $69,156,451)		63,273,029

	Principal Amount	Value

CONVERTIBLE DEBENTURES 10.0%
FINANCIALS 2.3%
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$2,500,000	2,496,875

Real Estate Management & Development 1.3%
Forest City Enterprises, Inc., 3.625%, 10/15/2011	4,000,000	3,106,000

HEALTH CARE 4.6%
Health Care Equipment & Supplies 4.0%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	10,000,000	9,962,500

4

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES continued
HEALTH CARE continued
Life Sciences Tools & Services 0.6%
Millipore Corp., 3.75%, 06/01/2026 ρ	$1,500,000	$1,533,750

INDUSTRIALS 3.1%
Electrical Equipment 3.1%
General Cable Corp., 1.00%, 10/15/2012 144A	7,940,000	7,672,025

Total Convertible Debentures (cost $25,764,486)		24,771,150

	Shares	Value

SHORT-TERM INVESTMENTS 10.5%
MUTUAL FUND SHARES 10.5%
Evergreen Institutional Money Market Fund, Class I, 2.54% q øρρ (cost $26,034,315)	26,034,315	26,034,315

Total Investments (cost $289,911,193) 109.2%		271,327,889
Other Assets and Liabilities (9.2%)		(22,765,697)

Net Assets 100.0%		$248,562,192

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $289,965,758. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,045,110 and $23,682,979, respectively, with a net unrealized depreciation of $18,637,869.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

5

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$89,307,344
Level 2 – Other Significant Observable Inputs	182,020,545
Level 3 – Significant Unobservable Inputs	0

Total	$271,327,889

6

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.2%
GSAA Home Equity Trust, Ser. 2007-5, Class 1AV1, FRN, 2.56%, 03/25/2047 (cost $1,226,192)	$1,343,772	$1,156,840

CORPORATE BONDS 77.3%
CONSUMER DISCRETIONARY 16.1%
Auto Components 1.3%
Cooper Standard Automotive, Inc., 8.375%, 12/15/2014	565,000	403,975
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	2,715,000	2,063,400
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	1,199,000	1,213,988
Metaldyne Corp.:
10.00%, 11/01/2013	4,900,000	2,033,500
11.00%, 06/15/2012	1,157,000	271,895

		5,986,758

Automobiles 1.3%
Ford Motor Co., 7.70%, 05/15/2097	6,130,000	2,789,150
General Motors Corp.:
6.75%, 12/01/2014	320,000	183,501
7.20%, 01/15/2011 ρ	3,175,000	2,095,500
8.25%, 07/15/2023 ρ	1,740,000	870,000
8.375%, 07/15/2033 ρ	445,000	221,387

		6,159,538

Diversified Consumer Services 0.2%
Service Corporation International, 6.75%, 04/01/2015	40,000	37,900
Sotheby’s, 7.75%, 06/15/2015 144A	870,000	862,562

		900,462

Hotels, Restaurants & Leisure 4.4%
Boyd Gaming Corp., 7.75%, 12/15/2012 ρ	1,280,000	1,068,800
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	1,625,000	1,442,187
8.125%, 05/15/2011 ρ	590,000	445,450
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	4,342,000	2,322,970
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	1,750,000	1,286,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	4,740,000	3,318,000
MGM MIRAGE, 8.50%, 09/15/2010	320,000	309,600
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	175,000	168,000
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A ρ	1,475,000	1,526,625
Seneca Gaming Corp., 7.25%, 05/01/2012	795,000	729,413
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	2,515,000	2,049,725
Six Flags, Inc.:
8.875%, 02/01/2010 ρ	459,000	364,905
9.625%, 06/01/2014 ρ	696,000	353,220
12.25%, 07/15/2016 144A	178,000	161,535
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	7,265,000	3,614,337
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	1,320,000	1,349,700

		20,510,717

Household Durables 2.9%
Centex Corp.:
4.875%, 08/15/2008	1,220,000	1,218,475
5.80%, 09/15/2009 ρ	1,285,000	1,252,875
D.R. Horton, Inc.:
4.875%, 01/15/2010	580,000	536,500
5.00%, 01/15/2009	1,300,000	1,280,500
8.00%, 02/01/2009	795,000	795,000
9.75%, 09/15/2010	970,000	966,362

1

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	$1,405,000	$1,229,375
6.50%, 01/15/2014	334,000	212,090
11.50%, 05/01/2013 144A	165,000	167,888
KB Home, 8.625%, 12/15/2008	555,000	559,162
Lennar Corp.:
5.125%, 10/01/2010	1,880,000	1,645,000
7.625%, 03/01/2009	570,000	562,875
Libbey, Inc., FRN, 9.93%, 06/01/2011	1,910,000	1,929,100
Meritage Homes Corp., 7.00%, 05/01/2014	1,060,000	853,300
Pulte Homes, Inc.:
7.875%, 08/01/2011	160,000	155,200
8.125%, 03/01/2011	355,000	349,675

		13,713,377

Internet & Catalog Retail 0.1%
Ticketmaster, 10.75%, 08/01/2016 144A	690,000	717,600

Media 3.5%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	455,000	437,938
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	250,000	239,375
10.875%, 09/15/2014 144A	3,275,000	3,422,375
CSC Holdings, Inc., 7.625%, 04/01/2011	1,490,000	1,480,687
DIRECTV Holdings, LLC, 7.625%, 05/15/2016 144A	40,000	39,900
Idearc, Inc., 8.00%, 11/15/2016	4,060,000	1,867,600
Ion Media Networks, Inc., FRN, 9.04%, 01/15/2013 144A	2,691,109	1,722,310
Lamar Media Corp.:
6.625%, 08/15/2015 ρ	85,000	76,925
7.25%, 01/01/2013	165,000	158,400
Mediacom, LLC, 7.875%, 02/15/2011	420,000	392,700
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	2,230,000	1,661,350
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	480,000	481,200
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	1,935,000	1,596,375
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	1,130,000	1,036,775
Young Broadcasting, Inc.:
8.75%, 01/15/2014	2,385,000	1,031,512
10.00%, 03/01/2011	1,125,000	542,813

		16,188,235

Multi-line Retail 0.3%
Macy’s, Inc., 7.875%, 07/15/2015	520,000	517,627
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 ρ	730,000	719,050

		1,236,677

Specialty Retail 1.0%
AutoZone, Inc.:
6.50%, 01/15/2014	335,000	338,023
7.125%, 08/01/2018	335,000	341,467
Best Buy Co., Inc., 6.75%, 07/15/2013 144A	350,000	355,906
Home Depot, Inc., 5.875%, 12/16/2036	650,000	515,490
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ	485,000	391,638
Payless ShoeSource, Inc., 8.25%, 08/01/2013	2,890,000	2,615,450

		4,557,974

2

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.1%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012 †	$435,000	$419,775
Oxford Industries, Inc., 8.875%, 06/01/2011	4,762,000	4,595,330
Unifi, Inc., 11.50%, 05/15/2014	430,000	359,050

		5,374,155

CONSUMER STAPLES 2.1%
Beverages 0.0%
Constellation Brands, Inc., 8.375%, 12/15/2014	40,000	41,100

Food & Staples Retailing 0.3%
Ingles Markets, Inc., 8.875%, 12/01/2011	830,000	844,525
Rite Aid Corp., 10.375%, 07/15/2016 ρ	605,000	564,163

		1,408,688

Food Products 0.8%
Dean Foods Co., 6.625%, 05/15/2009	190,000	190,000
Del Monte Foods Co.:
6.75%, 02/15/2015 ρ	745,000	700,300
8.625%, 12/15/2012	1,240,000	1,274,100
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	1,205,000	1,024,250
8.375%, 05/01/2017 ρ	245,000	188,650
Smithfield Foods, Inc., 7.75%, 07/01/2017	200,000	172,000

		3,549,300

Household Products 0.6%
American Achievement Corp., 8.25%, 04/01/2012 144A	2,760,000	2,704,800
Church & Dwight Co., 6.00%, 12/15/2012	245,000	238,875

		2,943,675

Personal Products 0.4%
Central Garden & Pet Co., 9.125%, 02/01/2013	2,380,000	1,963,500

ENERGY 10.2%
Energy Equipment & Services 2.1%
Bristow Group, Inc., 7.50%, 09/15/2017	1,160,000	1,148,400
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,125,000	1,113,750
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014 ρ	2,715,000	2,613,187
Parker Drilling Co., 9.625%, 10/01/2013	1,870,000	1,963,500
PHI, Inc., 7.125%, 04/15/2013	2,675,000	2,541,250
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	585,000	465,075

		9,845,162

Oil, Gas & Consumable Fuels 8.1%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	4,390,000	4,241,837
7.25%, 12/15/2018	215,000	211,775
Delta Petroleum Corp., 7.00%, 04/01/2015	1,705,000	1,423,675
El Paso Corp.:
7.00%, 06/15/2017	495,000	498,029
7.75%, 01/15/2032	85,000	84,910
Encore Acquisition Co.:
6.00%, 07/15/2015	1,605,000	1,460,550
6.25%, 04/15/2014	145,000	136,663
Energy Partners, Ltd., 9.75%, 04/15/2014	580,000	536,500
Exco Resources, Inc., 7.25%, 01/15/2011	2,260,000	2,248,700
Ferrellgas Partners, LP, 6.75%, 05/01/2014	1,675,000	1,423,750
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	3,200,000	3,216,000

3

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Forest Oil Corp.:
7.25%, 06/15/2019	$440,000	$415,800
7.25%, 06/15/2019 144A	930,000	878,850
Frontier Oil Corp., 6.625%, 10/01/2011 ρ	800,000	780,000
Newfield Exploration Co.:
6.625%, 04/15/2016	1,195,000	1,120,313
7.125%, 05/15/2018	580,000	551,000
Peabody Energy Corp.:
5.875%, 04/15/2016	3,315,000	3,174,113
7.875%, 11/01/2026	530,000	532,650
Petrohawk Energy Corp., 7.875%, 06/01/2015 144A	2,630,000	2,557,675
Plains Exploration & Production Co.:
7.625%, 06/01/2018	690,000	672,750
7.75%, 06/15/2015	900,000	888,750
Quicksilver Resources, Inc., 7.75%, 08/01/2015	790,000	772,225
Sabine Pass LNG, LP:
7.25%, 11/30/2013 ρ	3,915,000	3,406,050
7.50%, 11/30/2016	25,000	21,625
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	310,000	308,450
Southwestern Energy Co., 7.50%, 02/01/2018 144A	615,000	633,450
Tesoro Corp.:
6.50%, 06/01/2017	2,425,000	2,073,375
6.625%, 11/01/2015	150,000	132,750
Williams Cos., 8.125%, 03/15/2012	3,205,000	3,445,375

		37,847,590

FINANCIALS 12.4%
Capital Markets 0.4%
E*TRADE Financial Corp.:
7.375%, 09/15/2013 ρ	35,000	29,750
8.00%, 06/15/2011	40,000	35,400
12.50%, 11/30/2017	175,000	185,500
12.50%, 11/30/2017 144A	945,000	1,020,600
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018	560,000	526,626

		1,797,876

Consumer Finance 7.2%
CCH II Capital Corp., 10.25%, 09/15/2010	4,465,000	4,275,237
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	7,860,000	6,773,528
5.80%, 01/12/2009	1,685,000	1,634,686
7.375%, 10/28/2009	1,360,000	1,239,122
9.75%, 09/15/2010	1,305,000	1,127,220
General Motors Acceptance Corp., LLC:
6.875%, 08/28/2012	10,935,000	6,868,186
7.75%, 01/19/2010	1,775,000	1,434,393
8.00%, 11/01/2031	4,245,000	2,382,825
FRN, 3.93%, 05/15/2009	3,635,000	3,217,844
Sprint Capital Corp., 6.875%, 11/15/2028	2,420,000	1,922,501
Toll Corp.:
8.25%, 02/01/2011	2,675,000	2,568,000
8.25%, 12/01/2011	75,000	71,438

		33,514,980

4

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 1.3%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	$180,000	$154,348
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	1,760,000	1,632,815
Leucadia National Corp., 8.125%, 09/15/2015	4,210,000	4,215,263

		6,002,426

Real Estate Investment Trusts 2.0%
Host Marriott Corp.:
7.125%, 11/01/2013	2,250,000	2,081,250
Ser. Q, 6.75%, 06/01/2016	2,755,000	2,369,300
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	3,980,000	3,830,750
7.00%, 01/15/2016	435,000	408,900
Ventas, Inc., 7.125%, 06/01/2015	920,000	910,800

		9,601,000

Thrifts & Mortgage Finance 1.5%
Residential Capital, LLC:
8.50%, 05/15/2010 144A	2,860,000	2,059,200
9.625%, 05/15/2015 144A	4,041,000	1,596,195
Step Bond:
8.125%, 11/21/2008 ††	1,785,000	1,642,200
8.375%, 06/30/2010 ††	5,175,000	1,630,125

		6,927,720

HEALTH CARE 3.4%
Health Care Equipment & Supplies 0.2%
Biomet, Inc., 11.625%, 10/15/2017	570,000	604,913

Health Care Providers & Services 3.2%
HCA, Inc.:
6.375%, 01/15/2015	50,000	41,250
8.75%, 09/01/2010	1,365,000	1,385,475
9.25%, 11/15/2016	7,055,000	7,284,288
Humana, Inc., 7.20%, 06/15/2018	1,170,000	1,137,318
Omnicare, Inc.:
6.125%, 06/01/2013	3,390,000	3,127,275
6.875%, 12/15/2015	1,875,000	1,725,000
Symbion, Inc., 11.00%, 08/23/2015 144A	400,000	304,000

		15,004,606

INDUSTRIALS 7.5%
Aerospace & Defense 4.4%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	920,000	890,100
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	335,000	328,300
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,320,000	1,339,800
7.625%, 02/01/2018	350,000	365,750
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	11,240,000	10,481,300
6.375%, 10/15/2015	4,175,000	3,945,375
Sequa Corp.:
11.75%, 12/01/2015 144A	50,000	43,750
13.50%, 12/01/2015 144A	685,000	599,375
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	2,920,000	2,708,300

		20,702,050

Building Products 0.1%
Ply Gem Industries, Inc., 11.75%, 06/15/2013 144A	485,000	436,500

5

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 1.2%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	$2,145,000	$1,941,225
9.25%, 05/01/2021	2,360,000	2,489,800
Corrections Corporation of America, 6.25%, 03/15/2013	65,000	63,862
Geo Group, Inc., 8.25%, 07/15/2013	125,000	127,500
Iron Mountain, Inc., 8.00%, 06/15/2020	35,000	34,213
Mobile Mini, Inc., 6.875%, 05/01/2015 ρ	1,295,000	1,113,700

		5,770,300

Machinery 1.0%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	5,605,000	4,792,275

Road & Rail 0.6%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	790,000	549,050
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	585,000	539,663
10.50%, 01/01/2016 ρ	80,000	70,000
Kansas City Southern:
7.50%, 06/15/2009	1,070,000	1,087,387
8.00%, 06/01/2015	275,000	279,125
Swift Transportation Co., Inc., 12.50%, 05/15/2017 144A ρ	385,000	152,075

		2,677,300

Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015 ρ	240,000	90,000
United Rentals, Inc., 6.50%, 02/15/2012	850,000	771,375

		861,375

INFORMATION TECHNOLOGY 3.2%
Communications Equipment 0.1%
EchoStar Corp., 7.75%, 05/31/2015	205,000	197,825

Electronic Equipment & Instruments 1.8%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	2,645,000	2,552,425
Jabil Circuit, Inc.:
5.875%, 07/15/2010	535,000	524,300
8.25%, 03/15/2018	4,970,000	4,970,000
Sanmina-SCI Corp., 8.125%, 03/01/2016	570,000	510,150

		8,556,875

IT Services 1.0%
First Data Corp., 9.875%, 09/24/2015 144A ρ	915,000	810,919
ipayment, Inc., 9.75%, 05/15/2014	1,215,000	1,023,637
Lender Processing Services, Inc., 8.125%, 07/01/2016 144A	825,000	828,094
SunGard Data Systems, Inc.:
4.875%, 01/15/2014	1,100,000	981,750
10.25%, 08/15/2015 ρ	50,000	51,000
Unisys Corp., 6.875%, 03/15/2010	1,075,000	1,037,375

		4,732,775

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc., 9.125%, 12/15/2014	390,000	317,850
Spansion, Inc., FRN, 5.81%, 06/01/2013 144A	1,690,000	1,191,450

		1,509,300

6

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 9.9%
Chemicals 4.0%
Airgas, Inc., 7.125%, 10/01/2018 144A	$75,000	$75,563
ARCO Chemical Co.:
9.80%, 02/01/2020 ρ	1,875,000	1,396,875
10.25%, 11/01/2010	190,000	190,950
Huntsman, LLC:
7.375%, 01/01/2015	340,000	316,200
11.625%, 10/15/2010	2,035,000	2,121,487
Koppers Holdings, Inc.:
9.875%, 10/15/2013	225,000	237,094
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,130,000	1,927,650
MacDermid, Inc., 9.50%, 04/15/2017 144A ρ	2,886,000	2,655,120
Millenium America, Inc., 7.625%, 11/15/2026	2,215,000	1,295,775
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	820,000	729,800
10.125%, 12/01/2014 ρ	2,720,000	2,393,600
Mosaic Co.:
7.30%, 01/15/2028	1,325,000	1,278,625
7.875%, 12/01/2016 144A	1,990,000	2,099,450
Tronox Worldwide, LLC, 9.50%, 12/01/2012	3,261,000	2,038,125

		18,756,314

Construction Materials 0.8%
CPG International, Inc.:
10.50%, 07/01/2013	3,395,000	2,699,025
FRN, 9.90%, 07/01/2012	625,000	484,375
CRH America, Inc., 8.125%, 07/15/2018	465,000	470,355

		3,653,755

Containers & Packaging 2.3%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014	580,000	466,900
Exopack Holding Corp., 11.25%, 02/01/2014	3,115,000	2,787,925
Graham Packaging Co.:
8.50%, 10/15/2012	1,955,000	1,827,925
9.875%, 10/15/2014	1,430,000	1,229,800
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	2,375,000	2,280,000
9.50%, 08/15/2013	120,000	112,200
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 ρ	2,620,000	2,325,250

		11,030,000

Metals & Mining 1.3%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	335,000	349,683
8.375%, 04/01/2017	2,875,000	3,016,206
Indalex Holdings Corp., 11.50%, 02/01/2014	2,510,000	1,443,250
PNA Group, Inc., 10.75%, 09/01/2016	955,000	1,138,837

		5,947,976

Paper & Forest Products 1.5%
Georgia Pacific Corp.:
8.125%, 05/15/2011	1,105,000	1,093,950
8.875%, 05/15/2031	1,235,000	1,136,200
International Paper Co., 7.95%, 06/15/2018	2,505,000	2,495,165
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	80,000	72,000
11.375%, 08/01/2016	2,467,000	2,084,615

		6,881,930

7

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 1.7%
Citizens Communications Co., 7.875%, 01/15/2027	$975,000	$862,875
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	565,000	565,000
Qwest Corp.:
6.50%, 06/01/2017	865,000	715,788
7.50%, 06/15/2023	635,000	523,875
7.875%, 09/01/2011	2,680,000	2,653,200
8.875%, 03/15/2012	1,365,000	1,368,412
West Corp., 11.00%, 10/15/2016	1,410,000	1,128,000

		7,817,150

Wireless Telecommunication Services 3.2%
Centennial Communications Corp., 8.125%, 02/01/2014	3,070,000	3,116,050
Cricket Communications, Inc., 9.375%, 11/01/2014 ρ	1,685,000	1,659,725
MetroPCS Communications, Inc., 9.25%, 11/01/2014	2,685,000	2,617,875
Rural Cellular Corp., 8.25%, 03/15/2012	3,600,000	3,699,000
Sprint Nextel Corp.:
6.90%, 05/01/2019	1,395,000	1,191,369
Ser. D, 7.375%, 08/01/2015	1,990,000	1,533,249
Ser. F, 5.95%, 03/15/2014	1,640,000	1,247,789

		15,065,057

UTILITIES 7.6%
Electric Utilities 7.5%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	3,370,000	3,555,350
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	5,893,000	6,865,345
CMS Energy Corp.:
6.55%, 07/17/2017	170,000	164,389
8.50%, 04/15/2011	325,000	344,675
Edison Mission Energy, 7.00%, 05/15/2017	245,000	232,750
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	2,670,000	2,763,450
11.25%, 11/01/2017 144A	1,625,000	1,616,875
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	886,608	999,650
Mirant North America, LLC, 7.375%, 12/31/2013	4,275,000	4,296,375
NRG Energy, Inc., 7.375%, 02/01/2016	3,650,000	3,549,625
Orion Power Holdings, Inc., 12.00%, 05/01/2010	4,325,000	4,681,813
PNM Resources, Inc., 9.25%, 05/15/2015	355,000	363,431
Public Service Company of New Mexico, 7.95%, 04/01/2015	355,000	360,808
Reliant Energy, Inc.:
6.75%, 12/15/2014	4,621,000	4,736,525
7.875%, 06/15/2017 ρ	90,000	87,300
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	300,000	301,500
10.50%, 11/01/2016 144A	50,000	48,375

		34,968,236

Independent Power Producers & Energy Traders 0.1%
AES Corp., 8.00%, 06/01/2020 144A	685,000	662,737
Dynegy Holdings, Inc., 7.50%, 06/01/2015	40,000	38,100

		700,837

Total Corporate Bonds (cost $401,543,670)		361,455,859

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.8%
FLOATING-RATE 0.8%
Lehman XS Trust, Ser. 2006-18N, Class A5A, 2.63%, 12/25/2036	3,565,000	1,962,978
MASTR Reperforming Loan Trust, Ser. 2006-OA2, Class 4A1B, 4.73%, 12/25/2046	1,426,334	852,429
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 4.13%, 11/25/2046	1,279,871	734,171

		3,549,578

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $4,545,534)

8

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 11.4%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	$75,000	$78,563

ENERGY 2.7%
Oil, Gas & Consumable Fuels 2.7%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	1,345,000	1,415,613
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	7,235,000	5,751,825
9.50%, 12/01/2016	685,000	544,278
OPTI Canada, Inc.:
7.875%, 12/15/2014	3,170,000	3,162,075
8.25%, 12/15/2014	1,615,000	1,635,187

		12,508,978

FINANCIALS 2.2%
Consumer Finance 0.7%
Avago Technologies Finance, Ltd., FRN, 8.18%, 06/01/2013	870,000	871,087
NXP Funding, LLC:
5.54%, 10/15/2013	1,290,000	1,017,487
9.50%, 10/15/2015 ρ	1,220,000	847,900
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	230,000	202,400
Virgin Media Finance plc, 8.75%, 04/15/2014	295,000	276,563

		3,215,437

Diversified Financial Services 1.5%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	3,590,000	4,182,350
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033 +	720,000	420,314
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	2,225,000	2,263,938

		6,866,602

INDUSTRIALS 1.3%
Road & Rail 1.3%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	3,090,000	2,989,575
9.375%, 05/01/2012	3,143,000	3,260,862

		6,250,437

INFORMATION TECHNOLOGY 1.0%
Communications Equipment 0.8%
Nortel Networks Corp.:
10.125%, 07/15/2013 ρ	3,650,000	3,581,563
10.75%, 07/15/2016 144A	125,000	123,125

		3,704,688

Semiconductors & Semiconductor Equipment 0.2%
Sensata Technologies, Inc., 8.00%, 05/01/2014	970,000	829,350

MATERIALS 2.1%
Metals & Mining 1.9%
Evraz Group SA:
8.875%, 04/24/2013 144A	195,000	190,613
9.50%, 04/24/2018 144A ρ	1,905,000	1,859,756
Novelis, Inc., 7.25%, 02/15/2015	5,140,000	4,780,200
Vedanta Resource plc, 9.50%, 07/18/2018 144A	2,105,000	2,094,475

		8,925,044

Paper & Forest Products 0.2%
Cascades, Inc., 7.25%, 02/15/2013	455,000	389,025
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	1,580,000	695,200

		1,084,225

9

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 2.1%
Wireless Telecommunication Services 2.1%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012	$1,270,000	$1,282,700
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	2,085,000	2,074,575
8.875%, 01/15/2015 144A	1,416,000	1,401,840
11.25%, 06/15/2016	1,710,000	1,782,675
Telesat Canada, Inc., FRN, 11.00%, 11/01/2015 144A ρ	1,545,000	1,460,025
Vimpel Communications:
8.375%, 04/30/2013 144A	35,000	34,297
9.125%, 04/30/2018 144A ρ	2,035,000	1,993,466

		10,029,578

Total Yankee Obligations – Corporate (cost $56,299,329)		53,492,902

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Cooper Tire & Rubber Co. ρ	15,465	142,433

ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Frontier Oil Corp. *	7,719	140,872

INDUSTRIALS 0.0%
Aerospace & Defense 0.0%
L-3 Communications Holdings, Inc., 0.00%	10	987

Airlines 0.0%
Delta Air Lines, Inc., 0.00%	13,241	99,837

Machinery 0.0%
Commercial Vehicle Group, Inc., 0.00%	4,584	44,327

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Cisco Systems, Inc. *	6,311	138,779
Nortel Networks Corp.	6,445	49,497

		188,276

Software 0.0%
Microsoft Corp.	5,150	132,458

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.0%
Qwest Communications International, Inc. ρ	25,687	98,381

Wireless Telecommunication Services 0.1%
Sprint Nextel Corp.	15,367	125,087

Total Common Stocks (cost $1,092,335)		972,658

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 + * 1 (cost $318,090)	1,500	0

CLOSED-END MUTUAL FUND SHARES 0.2%
BlackRock Corporate High Yield Fund III, Inc.	15,778	98,770
BlackRock Corporate High Yield Fund V, Inc. ρ	13,628	141,050
BlackRock High Income Shares	36,065	69,245
Dreyfus High Yield Strategies Fund	69,089	235,593

10

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

CLOSED-END MUTUAL FUND SHARES continued
DWS High Income Trust ρ	8,394	$36,094
New America High Income Fund, Inc.	150,039	228,059
Nuveen Floating Rate Income Fund	31,650	322,514

Total Closed-End Mutual Fund Shares (cost $1,135,546)		1,131,325

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Nortel Networks Corp., 2.125%, 04/15/2014 (cost $470,250)	$660,000	470,250

LOANS 6.9%
CONSUMER DISCRETIONARY 3.2%
Ford Motor Co., 5.46%, 12/15/2013	2,008,658	1,586,117
General Motors Corp., N/A, 11/29/2013 <	1,040,000	810,659
Greektown Casino, LLC, N/A, 12/03/2012 <	1,286,000	1,217,842
Idearc, Inc., FRN, 4.47%-4.80%, 11/17/2014 <	1,542,502	1,144,336
Ion Media Networks, Inc., FRN, 6.04%, 01/15/2012	3,175,000	2,692,241
Metaldyne Corp., FRN:
6.56%-9.07%, 01/11/2012 <	475,638	304,409
6.56%-9.07%, 01/11/2014 <	3,234,341	2,083,368
Newsday, N/A, 07/15/2013 <	695,000	690,149
Tropicana Entertainment, LLC, FRN, 10.75%, 01/03/2012 <	5,460,000	4,625,657

		15,154,778

CONSUMER STAPLES 0.3%
Merisant Co., N/A, 01/11/2010 <	1,210,000	1,134,859

ENERGY 0.4%
Alon Krotz Springs, Inc., 10.75%, 07/03/2014	560,000	530,947
Saint Acquisition Corp., N/A, 06/05/2014 <	725,000	555,698
Semgroup Energy Partners, N/A, 07/20/2012 <	915,000	797,816

		1,884,461

INDUSTRIALS 1.1%
Clarke American Corp., FRN, 5.29%-5.30%, 02/28/2014	2,828,230	2,343,810
Neff Corp., FRN, 6.40%, 11/30/2014	3,655,000	2,565,664

		4,909,474

INFORMATION TECHNOLOGY 0.1%
Activant Solutions, Inc., N/A, 05/02/2013 <	757,019	661,574

MATERIALS 1.8%
Abitibi Consolidated Co. of Canada, FRN, 11.50%, 03/31/2009 <	2,306,877	2,300,141
Boise Paper Holdings, LLC, FRN, 11.00%, 02/15/2015	375,000	367,369
Lyondell Chemical Co., 7.00%, 12/20/2014 <	6,965,000	5,815,775

		8,483,285

UTILITIES 0.0%
Energy Future Holdings Corp., N/A, 10/10/2014 <	999	924

Total Loans (cost $33,418,594)		32,229,355

	Shares	Value

SHORT-TERM INVESTMENTS 10.3%
CORPORATE BONDS 1.1%
Commercial Banks 0.5%
First Tennessee Bank, FRN, 2.47%, 08/15/2008 ρρ	2,500,000	2,499,855

Insurance 0.6%
Metropolitan Life Global Funding, FRN, 2.46%, 08/21/2008 ρρ	2,750,000	2,749,821

11

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 9.2%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	42,811,511	$42,811,511

Total Short-Term Investments (cost $48,061,511)		48,061,187

Total Investments (cost $548,111,051) 107.4%		502,519,954
Other Assets and Liabilities (7.4%)		(34,776,583)

Net Assets 100.0%		$467,743,371

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

††	The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Non-income producing security
1	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $549,389,758. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,257,057 and $48,126,861, respectively, with a net unrealized depreciation of $46,869,804.

At July 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at December 31, 2006	In Exchange for U.S. $	Unrealized Gain (Loss)

10/15/2008	782,016 EUR	$1,214,062	$1,220,773	$(6,711)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at April 30, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

10/15/2008	782,016 EUR	$1,218,005	$1,214,062	$3,943

At July 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

09/20/2013	Deutsche	Pulte, 4.25%, 01/15/2014	$365,000	3.25%	Quarterly	$ (763)
09/20/2013	Lehman Brothers	Pulte, 5.25%, 01/15/2014	315,000	3.20%	Quarterly	(27)
09/20/2013	Lehman Brothers	Pulte, 5.25%, 01/15/2014	740,000	2.86%	Quarterly	10,030
09/20/2013	UBS	Motorola, 6.50%, 09/01/2025	210,000	3.02%	Quarterly	695
09/20/2013	UBS	Motorola, 6.50%, 09/01/2025	445,000	2.97%	Quarterly	2,416

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

09/20/2013	Deutsche	Centex, 5.25%, 06/15/2015	$365,000	4.75%	Quarterly	$729
09/20/2013	Lehman Brothers	Centex, 5.25%, 06/15/2015	315,000	4.50%	Quarterly	(2,313)
09/20/2013	Lehman Brothers	Centex, 5.25%, 06/15/2015	740,000	3.85%	Quarterly	(23,413)
09/20/2013	Lehman Brothers	Motorola, 6.50%, 09/01/2025	530,000	2.39%	Quarterly	(14,572)
12/13/2049	Deutsche	Markit CMBX North America AJ.3 Index	270,000	1.47%	Quarterly	(142)
12/13/2049	Goldman Sachs	Markit CMBX North America AJ.3 Index	435,000	1.47%	Quarterly	1,987
12/13/2049	Lehman Brothers	Markit CMBX North America AAA.3 Index	160,000	0.08%	Quarterly	(3,889)
12/13/2049	Lehman Brothers	Markit CMBX North America AJ.3 Index	350,000	1.47%	Quarterly	(22,122)
12/13/2049	UBS	Markit CMBX North America AAA.3 Index	375,000	0.08%	Quarterly	27,999

12

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of July 31, 2008, the Fund had unfunded loan commitments of $14,216,961.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$46,339,244	$(2,768)
Level 2 – Other Significant Observable Inputs	456,180,710	(23,385)
Level 3 – Significant Unobservable Inputs	0	0

Total	$502,519,954	$(26,153)

*	Other financial instruments include forwards and swap contracts.

13

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.7%
FIXED-RATE 4.6%
FHLMC:
6.90%, 12/01/2010 ##	$545,000	$578,610
6.98%, 10/01/2020 ##	432,263	458,108
FNMA:
6.01%, 02/01/2012	314,797	325,916
6.79%, 07/01/2009	88,718	89,919
6.91%, 07/01/2009	271,019	274,848

		1,727,401

FLOATING-RATE 1.1%
FNMA:
7.04%, 12/01/2010	183,208	190,837
7.63%, 04/01/2010	189,060	196,565

		387,402

Total Agency Commercial Mortgage-Backed Securities (cost $2,237,382)		2,114,803

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.5%
FIXED-RATE 4.5%
FHLMC, Ser. 3079, Class MD, 5.00%, 03/15/2034	550,000	529,388
FNMA:
Ser. 2003-092, Class KH, 5.00%, 03/25/2032	570,000	558,886
Ser. 2004-90, Class LH, 5.00%, 04/25/2034	590,000	573,249

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $1,638,661)		1,661,523

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 34.2%
FIXED-RATE 32.4%
FHLMC, 4.50%, 04/01/2035	1,054,762	969,590
FHLMC 30 year:
5.00%, TBA #	1,275,000	1,207,067
5.50%, TBA #	2,755,000	2,693,442
FNMA:
4.50%, 04/01/2019	301,291	292,852
5.78%, 11/01/2011	766,860	788,413
5.85%, 09/01/2012	344,511	356,927
6.01%, 05/01/2011	351,904	362,895
6.09%, 05/01/2011	520,952	538,297
6.15%, 05/01/2011	215,949	223,122
7.27%, 02/01/2010	472,061	486,172
FNMA 15 year:
4.50%, TBA #	1,455,000	1,394,527
5.00%, TBA #	2,165,000	2,126,097
GNMA, 5.625%, 07/20/2030	113,198	114,716
GNMA 30 year, 6.00%, TBA #	500,000	505,391

		12,059,508

FLOATING-RATE 1.8%
FNMA, 5.44%, 01/01/2036	659,674	672,666

Total Agency Mortgage-Backed Pass Through Securities (cost $12,743,815)		12,732,174

ASSET-BACKED SECURITIES 3.0%
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	190,000	170,470
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	575,000	364,679
GSAA Home Equity Trust, Ser. 2007-5, Class 1AV1, 2.58%, 03/25/2047	387,668	333,740
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	290,000	245,328
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	12,881	12,843

Total Asset-Backed Securities (cost $1,416,155)		1,127,060

1

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 33.9%
FIXED-RATE 28.9%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	$1,000,000	$943,629
Ser. 2006-04, Class AM, 5.68%, 07/10/2046	460,000	416,798
Ser. 2007-01, Class A4, 5.45%, 01/15/2049	405,000	369,500
Ser. 2007-02, Class A2, 5.63%, 04/10/2049	800,000	781,913
Ser. 2007-04, Class A4, 5.94%, 07/10/2017	560,000	522,053
Citigroup Comml. Mtge. Trust, Ser. 2008-C7, Class AJ, 6.10%, 12/10/2017	150,000	120,087
Cobalt Comml. Mtge. Trust, Ser. 2006-C1, Class AM, 5.25%, 08/15/2048	270,000	236,428
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A2, 2.84%, 05/15/2038	20,964	20,927
Ser. 2003-C3, Class A5, 3.94%, 05/15/2038	855,000	789,475
GE Comml. Mtge. Trust, Ser. 2007-C9, Class A4, 6.01%, 12/10/2049	525,000	491,980
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	760,000	733,290
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	390,000	365,274
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG09, Class A4, 5.44%, 03/10/2039	395,000	361,247
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	840,000	776,774
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	400,000	368,968
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	570,000	560,013
Ser. 2007-LD12, Class A4, 5.88%, 02/15/2051	560,000	523,459
LB-UBS Comml. Mtge. Trust, Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	440,000	410,669
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	672,000	615,110
Morgan Stanley Capital I, Ser. 2002-LQ3, Class A4, 5.08%, 09/15/2037	1,205,000	1,184,621
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	188,991	188,558

		10,780,773

FLOATING-RATE 5.0%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	90,000	74,938
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2007-CB19, Class A4, 5.94%, 02/12/2049	830,000	773,079
Ser. 2007-LD11, Class A4, 6.01%, 06/15/2049	490,000	459,088
Morgan Stanley Capital I, Inc., Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	570,000	537,090

		1,844,195

Total Commercial Mortgage-Backed Securities (cost $13,148,599)		12,624,968

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes, 3.875%, 05/15/2018 (cost $90,144)	90,000	89,255

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.1%
FIXED-RATE 0.6%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	230,000	206,169

FLOATING-RATE 3.5%
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	690,000	635,814
Ser. 2006-OA3, Class 4AB, 4.56%, 04/25/2047	407,484	186,733
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR07, Class 2A5, 5.61%, 05/25/2036	560,000	479,388

		1,301,935

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,849,478)		1,508,104

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 19.3%
FIXED-RATE 10.2%
Countrywide Alternative Loan Trust, Inc.:
Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	386,207	311,113
Ser. 2007-26R, Class A1, 7.00%, 01/25/2037	372,272	239,490
First Horizon Mtge. Pass Through Trust, Ser. 2007-AR2, Class 2A1, 5.89%, 07/25/2037	559,428	473,872
GSAA Home Equity Trust, Ser. 2007-09, Class A1A, 6.00%, 10/01/2037	303,932	224,529

2

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
IndyMac INDX Mtge. Loan Trust:
Ser. 2006-AR11, Class 3A1, 5.82%, 06/25/2036	$445,166	$276,521
Ser. 2007-AR7, Class 2A1, 5.81%, 06/25/2037	553,640	351,158
Morgan Stanley Capital I, Inc., Ser. 2007-13, Class 5A1, 5.50%, 10/25/2037	670,026	522,556
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	186,719	142,914
Residential Accredited Loans, Inc.:
Ser. 2007-QS09, Class A33, 6.50%, 07/25/2037	99,237	72,271
Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	216,792	157,878
Ser. 2007-QS11, Class A1, 7.00%, 10/25/2037	383,925	277,701
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	506,242	443,310
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	340,567	307,654

		3,800,967

FLOATING-RATE 9.1%
American Home Mtge. Assets, Ser. 2007-1, Class A1, 4.49%, 02/25/2047	85,793	49,473
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.81%, 08/25/2047	348,451	269,100
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 4.63%, 03/25/2047	543,675	312,516
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 4.56%, 04/25/2047	264,805	169,837
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	406,838	373,912
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.85%, 08/25/2036	447,717	362,689
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.71%, 04/25/2037	449,989	328,431
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR02, Class A1A, 4.23%, 04/25/2046	85,345	53,127
Ser. 2006-AR09, Class 2A, 4.63%, 11/25/2046	197,564	113,328
Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	447,859	381,147
Ser. 2006-AR17, Class 1A1B, 4.60%, 12/25/2046	490,953	294,297
Ser. 2007-OA5, Class 1A1B, 4.54%, 06/25/2047	789,183	341,070
Ser. 2007-OA6, Class 1A, 4.60%, 07/25/2047	583,497	354,020

		3,402,947

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $9,961,910)		7,203,914

	Shares	Value

SHORT-TERM INVESTMENTS 18.8%
MUTUAL FUND SHARES 18.8%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ## (cost $6,996,415)	6,996,415	6,996,415

Total Investments (cost $50,082,559) 123.7%		46,058,216
Other Assets and Liabilities (23.7%)		(8,810,514)

Net Assets 100.0%		$37,247,702

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

3

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

At July 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

12/13/2049	Lehman Brothers	Markit CMBX, North America AJ.3 Index	$420,000	1.47%	Quarterly	$1,167
12/13/2049	Lehman Brothers	Markit CMBX, North America AJ.3 Index	50,000	1.47%	Quarterly	(2,276)
12/13/2049	Goldman Sachs	Markit CMBX, North America AA.3 Index	100,000	0.27%	Quarterly	(23,118)
12/25/2051	Goldman Sachs	Markit CMBX, North America AA.4 Index	1,000,000	1.65%	Quarterly	(243,742)

At July 31, 2008, the Fund had the following total return swap contracts outstanding:

Expiration	Notional Amount	Counterparty	Swap Description	Unrealized Gain (Loss)

8/1/2008	$1,500,000	Lehman Brothers	Agreement dated 2/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index multiplied by the notional amount and to pay the negative spread return.	$(29,058)
9/1/2008	1,000,000	Lehman Brothers	Agreement dated 3/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index plus 100 basis points multiplied by the notional amount and to pay the negative spread return.	(18,538)
9/1/2008	300,000	Lehman Brothers	Agreement dated 3/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index plus 125 basis points multiplied by the notional amount and to pay the negative spread return.	(5,499)
10/1/2008	1,000,000	Lehman Brothers	Agreement dated 10/01/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 62 basis points multiplied by the notional amount and to pay the negative spread return.	(19,889)
11/1/2008	2,000,000	Lehman Brothers	Agreement dated 11/01/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 15 basis points multiplied by the notional amount and to pay the negative spread return.	(38,994)
2/1/2009	1,000,000	Lehman Brothers	Agreement dated 2/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 40 basis points multiplied by the notional amount and to pay the negative spread return.	(19,705)

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $50,126,792. The gross unrealized appreciation and depreciation on securities based on tax cost was $82,919 and $4,151,495 respectively, with a net unrealized depreciation of $4,068,576.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

4

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$7,085,670	$0
Level 2 – Other Significant Observable Inputs	38,972,546	(399,652)
Level 3 – Significant Unobservable Inputs	0	0

Total	$46,058,216	$(399,652)

*	Other financial instruments include swap contracts.

5

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.5%
FIXED-RATE 11.5%
FNMA:
4.75%, 07/01/2012	$959,640	$967,443
5.08%, 02/01/2016-03/01/2016 ##	11,235,385	11,099,114
5.15%, 11/01/2017	4,128,073	4,199,514
5.31%, 04/01/2016	3,200,000	3,238,970
5.37%, 12/01/2024	909,448	891,248
5.50%, 04/01/2016	7,680,000	7,761,555
5.55%, 05/01/2016	3,300,000	3,343,661
5.63%, 02/01/2018	1,174,469	1,175,009
5.64%, 12/01/2013	3,000,000	3,127,476
5.65%, 08/01/2022	1,584,450	1,595,949
5.66%, 12/01/2016	1,732,000	1,776,673
5.67%, 03/01/2016-11/01/2021 ##	12,673,359	12,876,639
5.68%, 08/01/2016-04/01/2021 ##	12,627,247	12,928,619
5.70%, 03/01/2016	1,027,588	1,050,022
5.75%, 05/01/2021	3,875,350	3,945,380
5.79%, 10/01/2017-12/01/2017	3,286,678	3,368,303
5.82%, 12/01/2036	844,105	848,744
5.94%, 10/01/2016	1,590,570	1,646,106
5.95%, 06/01/2024	1,953,054	2,012,766
5.97%, 12/01/2017	1,391,804	1,444,081
5.99%, 09/01/2018	1,733,000	1,765,355
6.07%, 09/01/2013	3,087,385	3,248,454
6.08%, 01/01/2019	5,889,553	6,157,999
6.18%, 06/01/2013	9,353,832	9,877,273
6.32%, 08/01/2012	2,925,125	3,066,886
6.35%, 08/01/2009-10/01/2009	1,034,497	1,044,153
6.65%, 05/01/2016	1,596,250	1,717,211
7.48%, 01/01/2025	1,136,738	1,222,971
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	856,236	881,885

Total Agency Commercial Mortgage-Backed Securities (cost $108,272,199)		108,279,459

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 29.6%
FIXED-RATE 2.4%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	312,553	83,370
Ser. 1758, Class G, 5.50%, 10/15/2009	6,603	6,595
Ser. 1807, Class C, 6.00%, 12/15/2008	18,041	18,090
Ser. 2043, Class ZP, 6.50%, 04/15/2028	510,071	531,552
Ser. 2046, Class G, 6.50%, 04/15/2028	293,049	305,703
Ser. 2058, Class TE, 6.50%, 05/15/2028	298,137	311,352
Ser. 2072, Class A, 6.50%, 07/15/2028	1,109,773	1,143,054
Ser. 2078, Class PE, 6.50%, 08/15/2028	560,326	585,330
Ser. 2173, Class Z, 6.50%, 07/15/2029	794,497	809,132
Ser. 2262, Class Z, 7.50%, 10/15/2030	245,240	259,721
Ser. 2326, Class ZP, 6.50%, 06/15/2031	23,890	24,870
Ser. 2461, Class PZ, 6.50%, 06/15/2032	720,532	758,361
Ser. 3098, Class KI, IO, 5.50%, 11/15/2024	794,103	41,412
Ser. T-57, Class 1A1, 6.50%, 07/25/2043	2,509,687	2,578,354
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	118,135	33,152
Ser. 1993-215, Class ZQ, 6.50%, 11/25/2023	592,398	614,104
Ser. 1999, Class LH, 6.50%, 11/25/2029	370,701	380,462
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	257,071	264,675
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	602,577	623,537
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	1,146,710	1,171,327

1

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	$2,334,027	$2,426,759
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	180,447	180,054
Ser. 2003-033, Class IA, IO, 6.50%, 05/25/2033	305,418	76,720
Ser. 2003-046, Class IH, IO, 5.50%, 06/25/2033	2,785,037	587,861
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033 ##	4,618,582	4,895,878
Ser. 2005-071, Class DB, 4.50%, 08/25/2025 ##	4,000,000	3,787,400

		22,498,825

FLOATING-RATE 27.2%
FHLMC:
Ser. 06, Class B, 3.10%, 03/25/2023	602,007	600,307
Ser. 1220, Class A, 2.85%, 02/15/2022	246,711	245,847
Ser. 1370, Class JA, 3.65%, 09/15/2022	216,840	220,377
Ser. 1498, Class I, 3.65%, 04/15/2023	147,286	150,052
Ser. 1533, Class FA, 3.60%, 06/15/2023	52,599	53,482
Ser. 1616, Class FB, 3.82%, 11/15/2008	76,630	76,563
Ser. 1671, Class TA, 3.00%, 02/15/2024	404,673	405,448
Ser. 1687, Class FA, 3.97%, 02/15/2009	552,262	552,005
Ser. 1699, Class FB, 3.50%, 03/15/2024	886,173	893,300
Ser. 1939, Class FB, 3.50%, 04/15/2027	375,200	378,133
Ser. 2005-S001, Class 1A2, 2.61%, 09/25/2035	2,973,694	2,710,200
Ser. 2030, Class F, 2.96%, 02/15/2028	738,603	740,099
Ser. 2156, Class FQ, 2.81%, 05/15/2029	4,076,337	4,052,889
Ser. 2181, Class PF, 2.86%, 05/15/2029	352,037	352,256
Ser. 2315, Class FD, 2.96%, 04/15/2027	255,571	254,678
Ser. 2325, Class FP, 3.36%, 06/15/2031 ##	10,481,268	10,646,532
Ser. 2334, Class FO, 3.43%, 07/15/2031	9,701,774	9,901,050
Ser. 2339, Class F, 2.96%, 06/15/2029	3,221,784	3,205,353
Ser. 2380, Class FL, 3.06%, 11/15/2031 ##	11,949,260	11,931,695
Ser. 2388, Class FG, 2.96%, 12/31/2031	2,451,033	2,458,239
Ser. 2395, Class FD, 3.06%, 05/15/2029	3,032,956	3,028,407
Ser. 2399, Class XF, 3.41%, 01/15/2032 ##	11,360,828	11,592,441
Ser. 2401, Class FA, 3.11%, 07/15/2029	1,061,152	1,057,902
Ser. 2422, Class FC, 2.96%, 02/15/2032	2,803,150	2,789,947
Ser. 2436, Class FA, 3.46%, 03/15/2032	10,916,784	11,107,718
Ser. 2470, Class FB, 2.91%, 04/15/2027	2,224,188	2,205,683
Ser. 2481, Class FE, 3.46%, 03/15/2032	10,128,783	10,305,935
Ser. 2504, Class FP, 2.96%, 03/15/2032	2,047,490	2,048,763
Ser. 2515, Class FP, 2.86%, 10/15/2032	1,987,751	1,982,297
Ser. 2691, Class FC, 3.16%, 10/15/2033	2,089,540	2,077,587
Ser. 3136, Class SA, IIFRN, 50.71%, 04/15/2036	1,969,616	4,119,773
Ser. 3425, Class JS, IIFRN, 19.46%, 10/15/2035	373,712	377,243
Ser. T-66, Class 2A1, 6.35%, 01/25/2036 ##	26,954,661	27,639,115
Ser. T-67, Class 1A1C, 6.45%, 03/25/2036 ##	28,033,205	28,969,887
Ser. T-67, Class 2A1C, 6.40%, 03/25/2036 ##	8,471,242	8,806,026
Ser. T-75, Class A1, 2.50%, 11/25/2036 ##	12,411,863	12,271,485
FNMA:
Ser. 1991, Class F, 3.32%, 05/25/2021	572,692	580,836
Ser. 1991-156, Class F, 3.77%, 11/25/2021	127,087	130,004
Ser. 1993-221, Class FH, 3.57%, 12/25/2008	223,960	224,347
Ser. 1994-84, Class F, 3.07%, 02/25/2024	467,021	465,375
Ser. 1997-34, Class F, 3.12%, 10/25/2023	2,521,937	2,537,195
Ser. 1997-49, Class F, 3.00%, 06/17/2027	367,432	365,432
Ser. 1999-49, Class F, 2.86%, 05/25/2018	736,661	737,120
Ser. 2000-32, Class FM, 2.93%, 10/18/2030	402,238	402,816

2

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2000-45, Class FA, 3.03%, 12/08/2030	$2,636,103	$2,623,054
Ser. 2001-32, Class FA, 3.01%, 07/25/2031	4,237,679	4,221,661
Ser. 2001-42, Class QF, 3.44%, 09/25/2031 ##	12,053,778	12,250,514
Ser. 2001-53, Class CF, 2.86%, 10/25/2031	22,825	22,813
Ser. 2002-07, Class FB, 2.86%, 02/25/2028	242,745	242,896
Ser. 2002-13, Class FE, 3.36%, 02/27/2031	3,302,477	3,384,748
Ser. 2002-34, Class FA, 2.98%, 05/18/2032	2,333,465	2,318,181
Ser. 2002-41, Class F, 3.01%, 07/25/2032	2,909,080	2,900,178
Ser. 2002-60, Class FH, 3.46%, 08/25/2032 ##	7,373,331	7,541,181
Ser. 2002-67, Class FA, 3.46%, 11/25/2032 ##	7,909,620	8,049,304
Ser. 2002-68, Class FN, 2.93%, 10/18/2032	3,642,720	3,625,314
Ser. 2002-77, Class FA, 3.48%, 10/18/2030	6,012,332	6,189,675
Ser. 2002-77, Class FG, 3.03%, 12/18/2032	1,270,719	1,268,889
Ser. 2002-W5, Class A27, 2.96%, 11/25/2030	1,697,589	1,697,946
Ser. 2003-011, Class DF, 2.91%, 02/25/2033	2,196,815	2,181,985
Ser. 2003-011, Class FE, 2.96%, 12/25/2033	528,754	516,795
Ser. 2003-024, Class FL, 2.91%, 04/25/2018	2,521,565	2,519,346
Ser. 2003-102, Class FT, 2.86%, 10/25/2033	2,180,029	2,164,182
Ser. 2003-116, Class FA, 2.86%, 11/25/2033	2,878,027	2,857,046
Ser. 2006-72, Class GS, IIFRN, 29.64%, 08/25/2036	945,604	1,092,932
Ser. G91, Class FA, 3.37%, 04/25/2021	20,946	21,011
Ser. G93, Class FH, 3.62%, 04/25/2023	125,105	127,494
GNMA:
Ser. 1999-40, Class FL, 3.08%, 02/17/2029	180,603	179,852
Ser. 2000-36, Class FG, 2.98%, 11/20/2030	323,580	324,539
Ser. 2002-15, Class F, 3.02%, 02/16/2032	592,140	591,416
Ser. 2002-26, Class C, 6.01%, 02/16/2024	673,601	711,933
Ser. 2006-47, Class SA, IO, 4.33%, 08/16/2036	1,357,805	116,640

		255,393,364

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $277,033,806)		277,892,189

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 55.8%
FIXED-RATE 45.8%
FHLMC:
6.00%, 05/01/2018-10/01/2032	2,622,073	2,684,838
6.50%, 04/01/2018-07/01/2031	2,285,452	2,373,017
7.00%, 12/01/2023-05/01/2029	191,112	201,777
7.50%, 04/01/2023-08/01/2028	1,232,737	1,333,198
8.00%, 08/01/2023-11/01/2028	422,553	456,007
8.50%, 07/01/2022-08/01/2026	72,768	80,338
9.00%, 01/01/2017-10/01/2024	177,743	195,508
9.50%, 09/01/2016-05/01/2021	55,276	61,171
10.00%, 08/01/2017-08/01/2020	2,201	2,510
10.50%, 02/01/2019-05/01/2020	115,283	133,786
FHLMC 30 year:
5.00%, TBA #	68,125,000	64,644,221
5.50%, TBA #	75,000,000	73,324,200
6.00%, TBA #	75,340,000	75,516,597
6.50%, TBA #	44,800,000	46,010,989
FNMA:
4.98%, 01/01/2020	919,928	911,759
5.00%, 06/01/2033-03/01/2034	6,355,615	6,081,025
5.07%, 04/01/2038	20,833,890	20,645,969
5.24%, 12/01/2012	697,197	710,702
5.39%, 01/01/2024	3,687,187	3,678,039

3

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
5.50%, 05/01/2037	$33,942,700	$33,096,254
5.55%, 09/01/2019	6,244,813	6,275,252
5.75%, 02/01/2009	1,733,020	1,755,965
6.00%, 03/01/2024-04/01/2033	20,579,044	20,836,157
6.50%, 06/01/2017-01/01/2048	20,020,528	20,443,528
7.00%, 11/01/2026-10/01/2047	16,583,611	17,248,079
7.50%, 12/01/2017-01/01/2033	2,045,038	2,204,689
8.00%, 08/01/2020-02/01/2030	2,107,348	2,284,024
8.50%, 08/01/2014-08/01/2029	372,492	408,082
9.00%, 06/01/2021-04/01/2025	245,440	269,587
9.50%, 10/01/2020-02/01/2023	30,832	34,005
11.00%, 01/01/2016	19,368	20,459
11.25%, 02/01/2016	83,498	94,146
FNMA 30 year, 6.00%, TBA #	20,000,000	20,090,620
GNMA:
6.00%, 02/15/2009-08/20/2034	3,610,730	3,647,883
6.50%, 12/15/2025-09/20/2033	534,373	552,543
7.00%, 12/15/2022-05/15/2032	435,546	465,549
7.34%, 10/20/2021-09/20/2022	541,207	576,681
7.50%, 02/15/2022-06/15/2032	735,982	793,309
8.00%, 04/15/2023-06/15/2025	74,816	81,751
8.50%, 07/15/2016	2,152	2,349
9.00%, 03/15/2009-04/15/2021	102,828	112,551
10.00%, 12/15/2018	62,335	70,363
14.00%, 02/15/2012-06/15/2012	194,325	225,330

		430,634,807

FLOATING-RATE 10.0%
FHLMC, 5.88%, 02/01/2037	11,266,068	11,433,200
FNMA:
4.39%, 07/01/2032	3,727,546	3,800,590
4.45%, 02/01/2035	8,994,475	9,017,063
4.49%, 02/01/2032-10/01/2041	3,440,103	3,456,098
4.55%, 04/01/2029	996,456	991,175
4.58%, 01/01/2038	5,079,591	5,092,047
4.59%, 11/01/2030	535,366	546,294
4.69%, 06/01/2040-01/01/2041	5,949,131	5,942,552
5.65%, 07/01/2038	2,555,319	2,612,413
5.76%, 07/01/2025	277,092	286,580
5.77%, 04/01/2036	26,143,187	27,444,334
5.86%, 11/01/2018	246,403	257,043
6.43%, 01/01/2011	8,867	8,931
7.35%, 05/01/2030	306,472	316,451
SBA:
2.33%, 08/25/2031	898,759	877,812
2.35%, 09/25/2030-11/25/2030	1,485,781	1,453,221
2.375%, 03/25/2027-03/25/2035	3,145,733	3,176,943
2.41%, 10/25/2029-11/25/2029	10,069,621	10,065,335
2.43%, 10/25/2031	6,988,814	7,065,481

		93,843,563

Total Agency Mortgage-Backed Pass Through Securities (cost $523,672,667)		524,478,370

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.2%
FIXED-RATE 1.5%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	1,005,324	1,051,971

4

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	$1,395,984	$1,476,777
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	2,177,859	2,315,178
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	3,572,138	3,848,729
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	342,668	362,044
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	1,055,551	1,124,545
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,772,082	1,828,452
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,591,422	1,671,804

		13,679,500

FLOATING-RATE 0.7%
FHLMC:
Ser. 2406, Class FP, 3.44%, 01/15/2032	3,456,914	3,539,226
Ser. 2406, Class PF, 3.44%, 12/15/2031	3,376,728	3,459,976

		6,999,202

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $20,480,127)		20,678,702

ASSET-BACKED SECURITIES 0.3%
Argent Securities, Inc., Ser. 2004-W8, Class A2, FRN, 2.94%, 05/25/2034 +	778,579	767,093
Countrywide Asset-Backed Certificates:
Ser. 2005-16, Class 2AF2, 5.38%, 02/25/2030 +	370,000	360,024
Ser. 2005-17, Class 1AF2, 5.36%, 05/25/2036 +	250,000	245,145
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 2.72%, 01/20/2035 +	331,705	323,348
Lehman XS Trust:
Ser. 2005-02, Class 2A1B, 5.18%, 08/25/2035	184,597	185,580
Ser. 2005-04, Class 2A1B, 5.17%, 10/25/2035	185,349	185,058
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036 +	343,778	335,331
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A ☐ + •	4,000,000	0
Popular Mtge. Trust, Ser. 2005-A, Class B3, 5.68%, 01/25/2036	380,000	369,900

Total Asset-Backed Securities (cost $6,830,491)		2,771,479

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.5%
FIXED-RATE 1.4%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-05, Class A2, 5.32%, 10/10/2011	1,025,000	1,013,995
GE Capital Comml. Mtge. Corp., Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	660,000	657,402
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	894,282	894,457
LB-UBS Comml. Mtge. Trust, Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	790,000	792,864
Morgan Stanley Capital, Inc., Ser. 1998-HF2, Class F, 6.01%, 11/15/2030 144A	5,935,000	5,925,817
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048 +	3,618,000	3,659,860

		12,944,395

FLOATING-RATE 1.1%
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 3.16%, 11/15/2019 144A	1,900,000	1,890,025
Ser. 2004-TF2A, Class J, 3.41%, 11/15/2019 144A	1,828,000	1,818,403
Ser. 2005-TFLA, Class J, 3.41%, 02/15/2020 144A	961,000	964,373
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 2.53%, 06/15/2022 144A	5,576,984	5,546,200

		10,219,001

Total Commercial Mortgage-Backed Securities (cost $23,129,383)		23,163,396

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Bonds:
5.50%, 08/15/2028 ρ	6,500,000	7,200,785
7.125%, 02/15/2023 ρ	20,000,000	25,510,940
U.S. Treasury Notes:
2.875%, 06/30/2010 ρ	20,000,000	20,151,580
4.25%, 11/15/2017 ρ	14,700,000	15,034,204

5

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS continued
U.S. Treasury Notes:
4.50%, 11/30/2011 ρ	$8,270,000	$8,684,153
4.75%, 08/15/2017 ρ	12,100,000	12,843,969

Total U.S. Treasury Obligations (cost $90,106,727)		89,425,631

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.9%
FIXED-RATE 3.3%
Citigroup Mtge. Loan Trust, Inc., Ser. 2003-HE2, Class M6, 5.54%, 03/25/2036	104,202	102,328
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034 +	5,000,000	4,567,446
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035 +	10,000,000	8,090,295
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036 +	4,050,000	3,524,837
Credit Suisse Mtge. Capital Cert., Ser. 2006-9, Class 4A1, 6.00%, 11/25/2036 +	10,126,447	9,377,511
Residential Accredit Loans, Inc.:
Ser. 2006-QS4, Class A4, 6.00%, 04/25/2036 +	5,000,000	4,017,780
Ser. 2006-QS5, Class A2, 6.00%, 05/25/2036 +	317,976	317,922
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036 +	833,949	812,165

		30,810,284

FLOATING-RATE 1.6%
Countrywide Home Loans, Inc., Ser. 2004-29, Class 3A1, 5.14%, 02/25/2035 +	7,925,056	7,136,196
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003 AR2, Class 4A1, 5.35%, 02/25/2033 +	7,441,307	7,260,622
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A7, 5.96%, 06/25/2036	272,763	272,779
Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036	90,158	90,187

		14,759,784

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $50,885,471)		45,570,068

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
FIXED-RATE 0.9%

Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.67%, 03/25/2034 + (cost $10,843,489)	10,875,776	8,829,934

YANKEE OBLIGATIONS – CORPORATE 2.3%
FINANCIALS 2.3%
Diversified Financial Services 2.3%
MMCAPS Funding XIX, Ltd., FRN, 3.46%, 01/12/2038 144A +	5,000,000	2,859,450
Preferred Term Securities IV, Ltd., FRN, 5.05%, 12/23/2031 144A +	3,476,833	2,840,920
Preferred Term Securities V, Ltd., FRN, 4.71%, 04/03/2032 144A +	4,132,498	3,217,150
Preferred Term Securities VI, Ltd., FRN, 4.41%, 07/03/2032 144A +	835,709	671,877
Preferred Term Securities XII, Ltd., FRN, 4.42%, 12/24/2033 144A +	5,000,000	3,686,900
Preferred Term Securities XIV, Ltd., FRN:
3.40%, 06/24/2034 144A +	1,050,000	752,955
4.37%, 06/24/2034 144A +	12,500,000	5,727,625
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, 4.35%, 01/25/2035 144A +	2,200,000	1,572,032

Total Yankee Obligations – Corporate (cost $33,850,778)		21,328,909

	Shares	Value

SHORT-TERM INVESTMENTS 15.9%
MUTUAL FUND SHARES 15.9%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	53,592,094	53,592,094
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.11% q ø ##	95,328,977	95,328,977

Total Short-Term Investments (cost $148,921,071)		148,921,071

Total Investments (cost $1,294,026,209) 135.4%		1,271,339,208
Other Assets and Liabilities (35.4%)		(332,302,508)

Net Assets 100.0%		$939,036,700

6

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
SBA	Small Business Administration
TBA	To Be Announced

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,294,032,337. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,802,149 and $29,495,278, respectively, with a net unrealized depreciation of $22,693,129.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$238,346,702
Level 2 – Other Significant Observable Inputs	1,032,992,506
Level 3 – Significant Unobservable Inputs	0

Total	$1,271,339,208

8

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

By:
Kasey Phillips
Principal Financial Officer

Date: September 24, 2008